SPARTAN(registered trademark)


(registered trademark)
ARIZONA
MUNICIPAL
FUNDS


ANNUAL REPORT
AUGUST 31, 1996
CONTENTS

CHECK PAGE NUMBERS !!!



PRESIDENT'S MESSAGE                           3     NED JOHNSON ON INVESTING
                                                    STRATEGIES

SPARTAN ARIZONA MUNICIPAL INCOME FUND

                                              4     PERFORMANCE

                                              7     FUND TALK: THE MANAGER'S OVERVI
                                                    EW

                                              10    INVESTMENT CHANGES

                                              11    INVESTMENTS

                                              15    FINANCIAL STATEMENTS

SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND

                                              19    PERFORMANCE

                                              21    FUND TALK: THE MANAGER'S OVERVI
                                                    EW

                                              23    INVESTMENT CHANGES

                                              24    INVESTMENTS

                                              27    FINANCIAL STATEMENTS

                                              31    NOTES TO THE FINANCIAL STATEMENTS

                                              34    REPORT OF INDEPENDENT ACCOUNTAN
                                                    TS

                                              35    DISTRIBUTIONS



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR
THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR
ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although stocks have managed to post solid returns through the first eight months of 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
SPARTAN ARIZONA MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value), and the effect of the $5 account closeout fee on an average size account. You can also look at the fund's income to measure performance. If Fidelity had not reimbursed certain fund expenses during the periods shown, the total returns, dividends, and yields would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1996                PAST 1   LIFE OF
                                             YEAR     FUND

Spartan Arizona Municipal Income             4.71%    17.01%

Lehman Brothers Arizona Enhanced             4.73%    n/a
Municipal Bond Index

Arizona Municipal Debt Funds Average         5.07%    n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, or since the fund started on
October 11, 1994. For example, if you invested $1,000 in a fund that had a
5% return over the past year, the value of your investment would be $1,050.
You can compare the fund's returns to the performance of the Lehman
Brothers Arizona Enhanced Municipal Bond Index, which is a total return performance benchmark for Arizona investment-grade municipal bonds with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the Arizona municipal debt funds average which reflects the performance of 35 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. Both benchmarks will include reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1996                PAST 1   LIFE OF
                                             YEAR     FUND

Spartan Arizona Municipal Income             4.71%    8.65%

Lehman Brothers Arizona Enhanced             4.73%    n/a
Municipal Bond Index

Arizona Municipal Debt Funds Average         5.07%    n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960831 19960916 090330 S00000000000001
             Spartan AZ Muni                 Lehman Brothers Muni
             00434                           LB015
  1994/10/31       10000.00                        10000.00
  1994/11/30        9820.11                         9819.20
  1994/12/31       10064.35                        10035.32
  1995/01/31       10414.23                        10322.13
  1995/02/28       10773.06                        10622.30
  1995/03/31       10866.46                        10744.35
  1995/04/30       10885.64                        10757.03
  1995/05/31       11219.72                        11100.28
  1995/06/30       11111.21                        11003.71
  1995/07/31       11215.14                        11108.03
  1995/08/31       11372.18                        11248.88
  1995/09/30       11463.33                        11320.08
  1995/10/31       11631.80                        11484.67
  1995/11/30       11820.94                        11675.21
  1995/12/31       11925.02                        11787.40
  1996/01/31       12041.15                        11876.40
  1996/02/29       11942.15                        11796.23
  1996/03/31       11779.23                        11645.48
  1996/04/30       11735.76                        11612.52
  1996/05/31       11716.16                        11607.88
  1996/06/30       11827.94                        11734.29
  1996/07/31       11918.94                        11841.07
  1996/08/31       11908.53                        11838.23
IMATRL PRASUN   SHR__CHT 19960831 19960916 090336 R00000000000123

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Arizona Municipal Income Fund on October 31, 1994, shortly after the fund started. As the chart shows, by August 31, 1996, the value of the investment would have grown to $11,909 - a 19.09% increase on the initial investment. This assumes the fund was still owned on August 31, 1996 and therefore does not include the effect of the $5 account closeout fee. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends reinvested, the same
$10,000 would have grown to $11,838 - a 18.38% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      YEAR ENDED          OCTOBER 11, 1994
      AUGUST 31,          (COMMENCEMENT
                          OF OPERATIONS) TO

      1996                AUGUST 31, 1995

Dividend return    4.92% 5.34%

Capital appreciation
 return    -0.21%  6.39%

Total return    4.71% 11.73%
DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested. Capital appreciation and total returns include the effect of the $5 account closeout fee on an average size account.
DIVIDENDS AND YIELD

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
PERIODS ENDED AUGUST 31, 1996            PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      4.08(cents)   24.77(cents)   51.41(cents)

Annualized dividend rate                 4.54%         4.68%          4.84%

30-day annualized yield                  4.57%         -              -

30-day annualized tax-equivalent yield   7.53%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.59 over the past month, $10.49 over the past six months and $10.62 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 39.33% combined effective 1996 federal and state income tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.
SPARTAN ARIZONA MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Jonathan Short, Portfolio Manager of Spartan Arizona Municipal Income Fund
Q. HOW DID THE FUND PERFORM, JON?
A. For the 12 months ended August 31, 1996, the fund had a total return of 4.71%. The Arizona municipal debt funds average, as tracked by Lipper Analytical Services, returned 5.07% for the past year. Additionally, the Lehman Brothers Arizona Enhanced Municipal Bond Index returned 4.73% for the past year.
Q. WE UNDERSTAND THERE WERE SOME RECENT INVESTMENT POLICY CHANGES.
A. That's correct. As of June 24, 1996, the fund reserves the right to invest up to 5% of its assets - down from one-third - in below-investment-grade securities. The fund does not intend to seek out lower-quality, below-investment-grade bonds. Instead, this change helps the fund maintain a degree of flexibility under unusual circumstances. Further, Fidelity now uses two additional agencies to determine the credit quality of the fund's bonds. Ratings from Duff & Phelps Rating Co. and Fitch Investors Service, L.P., are being employed, along with those from Moody's Investors Service and Standard & Poor's that Fidelity had used previously.
Q. HOW HAVE MUNICIPALS FARED OVER THE PAST SIX MONTHS?
A. Nearly all bonds suffered a pullback primarily due to heightened inflation fears. Several consecutive monthly employment reports indicated that a surprising number of new jobs were created, which generally led investors to fret that the economy was growing at a quicker-than-expected pace. The main worry was that a fast-growing economy would translate into higher inflation, which could prompt the Federal Reserve Board to raise interest rates. Higher interest rates, of course, eat away at the value of bond holdings. Despite this negative backdrop, municipals performed well compared to Treasuries over the past six months as investors' fears of radical tax reform - which caused munis to lag Treasuries during 1995 - dissipated. During the period, there was also a number of bonds maturing and being called, or paid off early, by their issuer, which strengthened demand for municipals when this money was reinvested in the muni market.
Q. DURING THE PERIOD, YOU INCREASED THE OVERALL CREDIT QUALITY OF THE FUND. WHAT PRECIPITATED THAT MOVE?
A. Credit spreads - which measure the difference in yields between bonds of various credit qualities - narrowed, or lessened. As spreads narrowed, I was able to sell some lower-rated bonds at attractive levels and replace them with higher-rated bonds, without sacrificing much additional yield. By upgrading the fund's holdings, it means that the fund carries less credit risk - the risk that a borrower will not repay an obligation as promised. Typically, I would buy the highest-rated insured bonds. But on occasion I found selected opportunities to add uninsured bonds.
Q. WHICH LOWER-RATED BONDS DID YOU SELL AND WHAT TYPES OF HIGHER-RATED BONDS DID YOU BUY?
A. I sold bonds issued by the Puerto Rico Electric Power Authority, rated Baa1 by Moody's. Shareholders may recall that as a territory of the United States, Puerto Rico can issue bonds free from local, state and federal income taxes. I added to the fund's existing holdings in bonds issued by the electric utility Salt River Project, which is rated AA by Moody's and Aa by Standard & Poor's. In my view, the Salt River Project is a strong credit and its debt service coverage - which is one indication of how able an issuer is to pay off its debt - is quite good. Although there are some deregulation efforts under way in Arizona, I believe that the Salt River Project's superior competitive position could enable the utility to remain financially strong.
Q. IN THE LAST SHAREHOLDER REPORT, YOU DISCUSSED HOW YOU HAD EMPHASIZED INTERMEDIATE-TERM BONDS. DID YOU CONTINUE TO DO THAT OVER THE PAST SIX MONTHS AS WELL?
A. Yes I did. The yield curve - a graphical representation of the yields bonds of various maturities pay - flattened during the past six months. When the yield curve flattened, longer-term bonds didn't reward investors with as much additional yield over intermediate-term bonds as they did when the curve was steeper. In my view, many longer-term bonds didn't offer enough yield for the added risk, and intermediate bonds were more attractive on a risk/return basis.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. In hindsight, I wish I bought more housing bonds. In rising interest-rate environments, housing bonds have historically outperformed other municipal securities.
Q. WHAT'S YOUR OUTLOOK?
A. With the presidential election coming up, there's the potential for tax reform becoming an issue again. Should this occur, municipals may not be able to continue their strong performance relative to Treasuries. But from a technical standpoint, I'm cautiously optimistic. If supply remains at current levels and demand holds firm, that would most likely be a positive for the municipal market. But no matter what the direction of the municipal market, I'll continue to concentrate on identifying securities that I think have the potential to outperform the market.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current tax-free
income for Arizona residents
START DATE: October 11, 1994
SIZE: as of August 31, 1996,
more than $20 million
MANAGER: Jonathan Short,
since October 1995; manager,
Spartan Florida Municipal
Income, since May 1996;
Fidelity Advisor California
Municipal Income, since
February 1996; Spartan
California Municipal Income,
Spartan California
Intermediate Municipal
Income, Fidelity California
Insured Municipal Income,
Fidelity California Municipal
Income, and Fidelity
Minnesota Municipal Income,
since 1995; joined Fidelity in
1990
(checkmark)
JONATHAN SHORT ON ARIZONA'S
ECONOMY:
"Arizona's economy has
continued to be quite strong
as evidenced by personal
income growth which was
approximately 7.5% over the
past year. While down from
the 10% personal income
growth rate in the prior 12
months, Arizona handily
outpaced the nation as a
whole. What's more, the
state is replacing its reliance on
natural resources and tourism
- which was the major part
of its economy in the '80s -
with a more diversified
economy that now includes
growing high tech,
manufacturing and
electronics industries.
"Specifically, the state's
semi-conductor industry has
become an important driver of
economic growth. If the
demand for computers slows
or the U.S. economy
weakens, Arizona's economy
should weaken. But even if
either of those events occur,
the state's economic
situation most likely will
continue to outpace the
national average."
SPARTAN ARIZONA MUNICIPAL INCOME FUND

INVESTMENT CHANGES


TOP FIVE SECTORS AS OF AUGUST 31, 1996
                       % OF FUND'S    % OF FUND'S INVESTMENT
                       INVESTMENTS    S
                                      IN THESE SECTORS
                                      6 MONTHS AGO

General Obligation     30.1           23.7

Special Tax            18.2           20.4

Escrowed/Prerefunded   11.8           9.7

Electric Revenue       11.6           18.0

Education              8.6            8.8

AVERAGE YEARS TO MATURITY AS OF AUGUST 31, 1996
               6 MONTHS AGO

Years   10.4   10.9

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF AUGUST 31, 1996
              6 MONTHS AGO

Years   6.9   7.1

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE. BEGINNING WITH THE REPORTING CYCLE OF JUNE,1996, THE MODEL USED TO CALCULATE DURATIONS MAY BE SLIGHTLY MODIFIED IN ORDER TO FURTHER REFINE THIS INFORMATION. THESE CHANGES IN METHODOLOGY MAY PRODUCE ADJUSTMENTS IN HISTORICAL DURATION FIGURES.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF AUGUST 31, 1996 AS OF  FEBRUARY 29, 1996
Aaa 58.5%
Aa, A 34.0%
Baa 3.0%
Ba, B 0.0%
Non-rated 0.0%
Short-term
investments 4.5%
Aaa 49.1%
Aa, A 33.7%
Baa 8.4%
Ba, B 0.0%
Non-rated 0.0%
Short-term
investments 8.8%
Row: 1, Col: 1, Value: 58.5
Row: 1, Col: 2, Value: 34.0
Row: 1, Col: 3, Value: 3.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 4.5
Row: 1, Col: 1, Value: 49.1
Row: 1, Col: 2, Value: 33.7
Row: 1, Col: 3, Value: 8.4
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 8.800000000000001
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.
SPARTAN ARIZONA MUNICIPAL INCOME FUND

INVESTMENTS AUGUST 31, 1996
Showing Percentage of Total Value of Investment in Securities


MUNICIPAL BONDS - 95.5%
 MOODY'S RATINGS PRINCIPAL VALUE
 UNAUDITED (C) AMOUNT (NOTE 1)
ARIZONA - 94.8%
Arizona Health Facs. Auth. Hosp. Sys. Rev.
Rfdg. (St. Lukes Health Sys.) 7.25% 11/1/14
(Pre-Refunded to 11/1/03 @ 102) (d)  Aaa $ 400,000 $ 452,000
Arizona Pwr. Auth. Pwr. Resources Rev. Rfdg.
(Hoover Uprating Proj.) 5.25% 10/1/17
(MBIA Insured)  Aaa  100,000  91,625
Arizona State Univ. Research Pk. Dev. Rev.
5% 7/1/21 (MBIA Insured)  Aaa  100,000  87,375
Arizona State Univ. Rev.:
 Rfdg. 6% 7/1/06  A1  1,000,000  1,057,500
 7% 7/1/15 (Pre-Refunded to
 7/1/02 @ 101) (d)  Aaa  500,000  560,000
Arizona Trans. Board Excise Tax Rev.
(Maricopa Reg'l. Area Road):
  Rfdg.:
   6% 7/1/03 (AMBAC Insured)  Aaa  700,000  742,000
   6.50% 7/1/04 (AMBAC Insured)  Aaa  100,000  109,250
 Series A:
  0% 7/1/02 (FGIC Insured)  Aaa  300,000  223,500
  5.75% 7/1/04 (AMBAC Insured)  Aaa  440,000  459,250
  5.75% 7/1/05 (AMBAC Insured)  Aaa  400,000  416,500
  7% 7/1/05 (MBIA Insured)
 (Pre-Refunded to 7/1/99 @ 102) (d)  Aaa  1,000,000  1,088,750
Arizona Trans. Board Hwy. Rev. Rfdg.
Series A, 6% 7/1/00  Aa  250,000  261,875
Central Wtr. Conservation Dist. Contract Rev.:
 Rfdg. (Central Arizona Proj.)
 Series A, 5.50% 11/1/10  A1  375,000  374,531
 (Spl. Term) 6% 11/1/00  A1  250,000  262,812
Chandler Gen. Oblig.:
 6.375% 7/1/03 (MBIA Insured)  Aaa  175,000  190,094
 6.50% 7/1/10 (MBIA Insured)  Aaa  200,000  217,750
 6.50% 7/1/11 (MBIA Insured)  Aaa  225,000  243,562
Chandler Wtr. & Swr. Rev. Rfdg.
5.90% 7/1/00 (FGIC Insured)  Aaa  200,000  208,250
Cochise Union School Dist.# 68 (Sierra Vista )
Series B, 9% 7/1/02 (FGIC Insured) (e)  Aaa  200,000  243,000
Glendale Ind. Dev. Auth. Edl. Facs. Rev. Rfdg.
(American Graduate School Int'l.)
6.55% 7/1/06 (Connie Lee Insured)  Aaa  150,000  166,500
Maricopa County Cfts. of Prtn.
5.625% 6/1/00  Baa  450,000  454,500
Maricopa County Gen. Oblig. Rev. Rfdg.
6.25% 7/1/00 (FGIC Insured)  Aaa  240,000  253,800
Maricopa County School Dist. #1 Rfdg.
(Phoenix Elementary) Second Series,
0% 7/1/05 (MBIA Insured)  Aaa  500,000  315,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 UNAUDITED (C) AMOUNT (NOTE 1)
ARIZONA - CONTINUED
Maricopa County School Dist. #3 Rfdg.
(Temple Elementary) 0% 7/1/08
(AMBAC Insured)  Aaa $ 500,000 $ 258,750
Maricopa County School Dist. #6
(Washington Elementary) Series A,
5.375% 7/1/13 (AMBAC Insured)  Aaa  300,000  290,625
Maricopa County Unified School Dist. #69
(Paradise Valley Proj. of 1994) Series B,
5.25% 7/1/15 (MBIA Insured)  Aaa  300,000  282,375
Maricopa County Unified School Dist. #80
(Chandler) 6.60% 7/1/06 (FGIC Insured)  Aaa  400,000  440,500
Maricopa County Unified School Dist. #97
(Deer Valley) Series A, 6% 7/1/05
(MBIA Insured)  Aaa  200,000  211,500
Mesa Gen. Oblig. 5.70% 7/1/03
(FGIC Insured)  Aaa  250,000  260,937
Mohave County Ind. Dev. Auth. Ind. Dev. Rev.
(North Star Steel Co. Proj.) Series B,
5.50% 12/1/20  AA-  250,000  232,500
Peoria Gen. Oblig. (1990 & 1994 Proj.) Series A:
 5% 7/1/14 (AMBAC Insured)  Aaa  365,000  330,325
 5% 7/1/15 (AMBAC Insured)  Aaa  390,000  347,587
Phoenix Arizona St. & Hwy. User Rev. Rfdg.
(Jr. Lien) 6.25% 7/1/11 (MBIA Insured)  Aaa  250,000  265,000
Phoenix Arpt. Rev. Rfdg. Series D, 6.40% 7/1/12
(MBIA Insured)  Aaa  810,000  849,488
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. (Jr. Lien)
5.45% 7/1/19  Aa  500,000  465,625
Phoenix Gen. Oblig. Rfdg. Series A:
 7.50% 7/1/08  Aa1  100,000  118,875
 5% 7/1/19  Aa1  250,000  222,812
Pima County Swr. Rev. Rfdg. Series A,
5% 7/1/15 (FGIC Insured)  Aaa  400,000  363,000
Pima County Unified School Dist. #1 Rfdg. (Tucson)
7.50% 7/1/10 (FGIC Insured)  Aaa  250,000  297,188
Pinal County Ind. Dev. Auth. Solid Waste Disp. Rev.
(Browning Ferris Inds. Inc. Proj.) 5% 2/1/06  A2  250,000  239,063
Salt River Proj. Agric. Impt. & Pwr. Dist. Elec.
Sys. Rev. Rfdg:
  Series A, 5.75% 1/1/07  Aa  300,000  312,000
  Series B, 6.50% 1/1/04  Aa  400,000  435,500
  Series B, 5.25% 1/1/19 (MBIA Insured)  Aaa  100,000  91,750
  Series C, 5% 1/1/13  Aa  150,000  137,438
  Series C, 6.25% 1/1/19  Aa  500,000  513,750
Scottsdale Gen. Oblig. Rfdg.:
 Series C, 6.375% 7/1/01  Aa1  250,000  268,125
 5.50% 7/1/09  Aa1  100,000  100,250
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 UNAUDITED (C) AMOUNT (NOTE 1)
ARIZONA - CONTINUED
Scottsdale Street & Hwy. User Rev. Rfdg.
5.50% 7/1/07  A1 $ 800,000 $ 815,000
Tempe Unified High School
Dist. #213 Rfdg. & Impt.:
  7% 7/1/03 (FGIC Insured)  Aaa  400,000  446,500
  7% 7/1/08 (FGIC Insured)  Aaa  310,000  356,113
Tucson Gen. Oblig. Rfdg. 6.75% 7/1/03
(FGIC Insured)  Aaa  200,000  223,250
Tucson Ltd. Tax Rfdg. 7.50% 7/1/01  Aa  300,000  334,875
Tucson Street & Hwy. User Rev. Series A,
6% 7/1/10 (MBIA Insured)  Aaa  400,000  421,000
Univ. of Arizona Rev. Rfdg. (Univ. Rev. Sys.)
6.375% 6/1/05  A1  400,000  430,000
Yuma County Hosp. Dist. #001
6.35% 11/15/07  A  265,000  286,863
   19,127,988
PUERTO RICO - 0.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth.
Hwy. Rev. 5.50% 7/1/17  Baa1  100,000  94,625
GUAM - 0.2%
Guam Pwr. Auth. Series A, 6.30% 10/1/12  BBB  50,000  50,250
TOTAL MUNICIPAL BONDS
(Cost $19,235,282)   19,272,863
MUNICIPAL NOTES (A) - 4.5%
ARIZONA - 4.5%
Coconino County Poll. Cont. Corp. Rev.
(Arizona Pub. Svc. Co. Navajo Proj.)
Series A, 4.00%, LOC Bank of America
Nat'l. Trust & Savings, VRDN (b)  P-1  700,000  700,000
Pinal County Ind. Dev. Poll. Cont. Rev.
(Magna Copper Co. Proj.) 3.75%,
LOC Nat'l. Westminster Bank, VRDN  P-1  200,000  200,000
TOTAL MUNICIPAL NOTES
(Cost $900,000)   900,000
TOTAL INVESTMENTS - 100%
(Cost $20,135,282)  $ 20,172,863
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
2  Muni Bond Contracts   Sep. 1996 $230,581  $ (3,268)
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.1%
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Security collateralized by an amount sufficient to pay interest and principal.
5. Security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $243,000. OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 90.6% AAA, AA, A 89.4%
Baa 2.7% BBB  2.5%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by either S&P or Moody's amounted to 0.0% .
The distribution of municipal securities by revenue source, as a percentage of total value of invest- ment in securities, is as follows:
General Obligation  30.1%
Special Tax  18.2
Escrowed/pre-Refunded  11.8
Electric Revenue  11.6
Education  8.6
Water & Sewer  8.3
Transportation   5.8
Others (individually less than 5%)   5.6
TOTAL  100.0%
INCOME TAX INFORMATION
At August 31, 1996, the aggregate cost of investment securities for income tax purposes was $20,135,282. Net unrealized appreciation aggregated $37,581, of which $262,160 related to appreciated investment securities and $224,579 related to depreciated investment securities.
The fund hereby designates approximately $11,683 as a capital gain dividend for the purpose of the dividend paid deduction.
At August 31, 1996, the fund was required to defer $12,125 of losses on futures contracts and options.
SPARTAN ARIZONA MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 AUGUST 31, 1996

ASSETS

Investment in securities, at value (cost $20,135,282) -              $ 20,172,863
See accompanying schedule

Cash                                                                  27,229

Interest receivable                                                   215,684

 TOTAL ASSETS                                                         20,415,776

LIABILITIES

Payable for fund shares redeemed                           $ 4,000

Distributions payable                                       13,108

Accrued management fee                                      9,588

Payable for daily variation on futures contracts            875

 TOTAL LIABILITIES                                                    27,571

NET ASSETS                                                           $ 20,388,205

Net Assets consist of:

Paid in capital                                                      $ 20,259,293

Undistributed net interest income                                     2,053

Accumulated undistributed net realized gain (loss)                    92,546
on investments

Net unrealized appreciation (depreciation) on                         34,313
investments

NET ASSETS, for 1,948,997 shares outstanding                         $ 20,388,205

NET ASSET VALUE, offering price and redemption price                  $10.46
per share ($20,388,205 (divided by) 1,948,997 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED AUGUST 31, 1996

INTEREST INCOME                                                         $ 938,349

EXPENSES

Management fee                                             $ 100,646

 Non-interested  trustees' compensation                     72

 Total expenses before reductions                           100,718

 Expense reductions                                         (45,460)     55,258

NET INTEREST INCOME                                                      883,091

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      252,719

 Futures contracts                                          (34,114)     218,605

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      (409,311)

 Futures contracts                                          (5,960)      (415,271)

NET GAIN (LOSS)                                                          (196,666)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 686,425
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED     OCTOBER 11, 1994
                                                         AUGUST 31,     (COMMENCEMENT
                                                         1996           OF OPERATIONS) TO
                                                                        AUGUST 31, 1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 883,091      $ 377,244
Net interest income

 Net realized gain (loss)                                 218,605        114,520

 Change in net unrealized appreciation (depreciation)     (415,271)      449,584

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          686,425        941,348
FROM OPERATIONS

Distributions to shareholders                             (883,091)      (377,244)
From net interest income

 From net realized gain                                   (227,134)      -

 TOTAL DISTRIBUTIONS                                      (1,110,225)    (377,244)

Share transactions                                        11,241,244     17,301,630
Net proceeds from sales of shares

 Reinvestment of distributions                            947,480        317,012

 Cost of shares redeemed                                  (4,827,267)    (4,737,604)

 Redemption fees                                          2,933          2,473

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          7,364,390      12,883,511
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 6,940,590      13,447,615

NET ASSETS

 Beginning of period                                      13,447,615     -

 End of period                                           $ 20,388,205   $ 13,447,615

OTHER INFORMATION
Shares

 Sold                                                     1,053,176      1,696,864

 Issued in reinvestment of distributions                  89,057         30,535

 Redeemed                                                 (457,132)      (463,503)

 Net increase (decrease)                                  685,101        1,263,896


FINANCIAL HIGHLIGHTS
      YEAR ENDED   OCTOBER 11, 1994
      AUGUST 31,   (COMMENCEMENT
                   OF OPERATIONS) TO

      1996         AUGUST 31, 1995

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 10.640   $ 10.000

Income from Investment Operations                      .514       .504
Net interest income

 Net realized and unrealized gain (loss)               (.022)     .637

 Total from investment operations                      .492       1.141

Less Distributions                                     (.514)     (.504)
From net interest income

 From net realized gain                                (.160)     -

 Total distributions                                   (.674)     (.504)

Redemption fees added to paid in capital               .002       .003

Net asset value, end of period                        $ 10.460   $ 10.640

TOTAL RETURN B                                         4.72%      11.74%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 20,388   $ 13,448

Ratio of expenses to average net assets                .30% C     .06% A,
                                                                  C

Ratio of net interest income to average net assets     4.82%      5.54% A

Portfolio turnover rate                                32%        56% A

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE
BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN. C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in share price over a given period, reinvestment of its dividends (or income), and the effect of the fund's $5 account closeout fee on an average size account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses during the periods shown, the total returns and yields would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1996                         PAST 1   LIFE OF
                                                      YEAR     FUND

Spartan Arizona Municipal Money Market                3.52%    7.07%

All Tax-Free Money Market Funds Average               3.09%    5.98%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, or since the fund started on October 11, 1994. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of 412 all tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. during the period covered by this report. (The periods covered by the IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1996                         PAST 1   LIFE OF
                                                      YEAR     FUND

Spartan Arizona Municipal Money Market                3.52%    3.68%

All Tax-Free Money Market Funds Average               3.09%    3.21%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS

                                                  8/28/95   11/27/95   2/26/96   6/3/96   9/2/96



Spartan Arizona Municipal                         3.71%     3.81%      3.28%     3.42%    3.27%
Money Market



If Fidelity had not reimburse                     3.31%     3.51%      2.98%     3.27%    3.12%
d
certain fund expenses



All Tax-Free                                      3.21%     3.30%      2.87%     3.04%    2.96%
Money Market Funds
Average



Spartan Arizona Municipal                         6.14%     6.28%      5.41%     5.64%    5.39%
Money Market - Tax-equivale
nt



If Fidelity had not reimburse                     5.48%     5.79%      4.91%     5.39%    5.14%
d
certain fund expenses



Row: 1, Col: 1, Value: 3.71
Row: 1, Col: 2, Value: 3.21
Row: 2, Col: 1, Value: 3.81
Row: 2, Col: 2, Value: 3.3
Row: 3, Col: 1, Value: 3.28
Row: 3, Col: 2, Value: 2.87
Row: 4, Col: 1, Value: 3.42
Row: 4, Col: 2, Value: 3.04
Row: 5, Col: 1, Value: 3.27
Row: 5, Col: 2, Value: 2.96
Spartan Arizona
Municipal Money
Market
All Tax-Free
Money Market
Funds Average
5% -
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals. You can compare these yields to the all tax-free money market funds average. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1996 federal and state income tax rate of 39.33%. Figures for the all tax-free money market funds average are from IBC Financial Data, Inc. A portion of the fund's income may be subject to the alternative minimum tax. A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the
tax-free yield - makes the
comparison more meaningful.
Keep in mind that the U.S.
government neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money fund
will maintain a $1 share price.
(checkmark)
SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: Deborah Watson became Portfolio Manager of Spartan Arizona Municipal Money Market on August 1, 1996
Q. DEB, THERE HAVE BEEN SOME SHARP FLUCTUATIONS IN MARKET SENTIMENT OVER THE PAST 12 MONTHS. CAN YOU SUMMARIZE THEM FOR US?
A. Sure. The investment climate has undergone a dramatic shift during the course of the fund's fiscal year. In July 1995, just before the period began, the Federal Reserve took steps to stimulate economic growth by lowering the rate banks charge each other for overnight loans - known as the federal funds rate - one-quarter percentage point. That set the mood for the fall. With the economy growing at a moderate rate and inflationary pressures mild, most market participants anticipated further rate cuts. Those expectations were confirmed in December, when the Fed lowered the federal funds rate another one-quarter percentage point and again in January 1996, bringing the federal funds rate down to 5.25%. As late as mid-February, most market participants believed we had not yet reached the end of the Fed's rate-cutting cycle.
Q. WHAT PROMPTED THE TURNAROUND?
A. A series of factors, really. The first was Fed Chairman Alan Greenspan's congressional testimony in mid-February, which left the impression that the economy was already responding favorably to lower interest rates. That suspicion was confirmed with the release of the February employment report, which came in several times higher than most analysts' expectations. From March onward, it became increasingly apparent that the economy was in no need of further stimulus from lower interest rates.
Q. HOW DID YOU MANAGE THE FUND IN LIGHT OF CHANGING CONDITIONS?
A. When the period began, the fund had a fairly aggressive average maturity of around 60 days. Often when interest rates are falling - as they were then - it makes sense to lock in current rates by extending the fund's average maturity. By the end of the calendar year, the fund's average maturity was even longer - almost 75 days. Then as the economy began showing signs of strength, putting upward pressure on rates, Scott Orr, the fund's former manager, sought greater flexibility by lowering the fund's average maturity. He did so by selling longer-term fixed-rate securities and replacing them with variable rate demand notes, or VRDNs. VRDNs pay interest at a rate that resets in line with prevailing rates at short-term intervals. The fund's average maturity fell to 38 days at the end of April and has remained in that general range ever since. It was 43 days at the end of August.
Q. HOW DID THE FUND PERFORM?
A. Better than its average competitor. The fund's seven-day yield on August 31, 1996 was 3.26%, compared to 3.72% a year earlier. The latest yield was the equivalent of a taxable yield of 5.37% for Arizona investors in the combined 39.33% state and federal tax bracket. The fund's total return for the year was 3.52%. That beat the average total return of 3.09% during the same period for the all tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. When I took over the fund at the beginning of August, most market participants were preparing for an imminent rate increase. Since then, economic indicators have been mixed. I still think a rate increase is possible. However, if it occurs, I don't believe it will be more than one-half percentage point over the next six months. As seasonal fluctuations in supply create buying opportunities among longer-term securities, I may from time to time extend the fund's average maturity. Overall, however, the markets remain volatile, suggesting the need for a cautious approach going forward. That probably means I'll aim for an average maturity of 35 to 45 days.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current tax-free
income for Arizona residents
while maintaining a stable
$1 share price
START DATE: October 11, 1994
SIZE: as of August 31, 1996,
more than $82 million
MANAGER: Deb Watson,
since August 1996; manager,
Fidelity Connecticut
Municipal Money Market,
Spartan Connecticut
Municipal Money Market,
Fidelity Michigan Municipal
Money Market, since August
1996; Spartan Pennsylvania
Municipal Money Market,
since 1989; Fidelity
Municipal Money Market,
Capital Reserves: Municipal
Money Market, 1985-August
1996; Spartan California
Municipal Money Market,
1989-1996; Fidelity
California Municipal Money
Market, 1988-August 1996;
joined Fidelity in 1982
(checkmark)
SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            8/31/96            2/29/96            8/31/95

0 - 30      69                 62                 64

31 - 90     20                 10                 19

91 - 180    4                  21                 5

181 - 397   7                  7                  12

WEIGHTED AVERAGE MATURITY
                         8/31/96   2/29/96   8/31/95

Spartan Arizona
Municipal Money Market   43 days   61 days   60 days

All Tax-Free Money
Market Funds Average *   55 days   46 days   53 days

ASSET ALLOCATION
AS OF AUGUST 31, 1996 AS OF FEBRUARY 29, 1996

Row: 1, Col: 1, Value: 65.0
Row: 1, Col: 2, Value: 23.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 12.0
Row: 1, Col: 1, Value: 54.0
Row: 1, Col: 2, Value: 17.0
Row: 1, Col: 3, Value: 1.0
Row: 1, Col: 4, Value: 8.0
Row: 1, Col: 5, Value: 20.0
Variable rate
demand notes
(VRDNs) 65%
Commercial
paper 23%
Tender bonds 0%
Municipal
notes 0%
Other 12%
Variable rate
demand notes
(VRDNs) 54%
Commercial
paper 17%
Tender bonds 1%
Municipal
notes 8%
Other 20%
* SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND

INVESTMENTS AUGUST 31, 1996
Showing Percentage of Total Value of Investment in Securities


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
ARIZONA - 97.6%
Arizona Ed. Loan Mktg. Corp. Series 1991 A, 3.55%,
LOC Dresdner Bank, VRDN (b)  $ 200,000 $ 200,000
Arizona Health Facs. Auth. Rev. VRDN:
 (Samcor 1986 Loan Pool-Samaritan Health Care):
 3.50% (FGIC Insured) (BPA Chemical Bank)   900,000  900,000
  3.55%, LOC Bank One, Arizona   1,500,000  1,500,000
 (Voluntary Hosp. Federation Pooled Loan Prog.):
 Series 1985 A, 3.50% (FGIC Insured)
  (Liquidity Facility Citibank)   225,000  225,000
  Series 1985 B, 3.50% (FGIC Insured)
  (Liquidity Facility Citibank)   200,000  200,000
Arizona Trans. Auth. Rev. Bonds (Maricopa County Reg'l.
Area Road Fund) Series 1995A-95B, 4% 7/1/97
(AMBAC Insured)   1,000,000  1,001,168
Arizona Water Conservation Dist. Bonds:
 Series B, 5.80% 11/1/96   500,000  501,735
 6.90% 11/1/96   1,000,000  1,005,253
Chandler Ind. Dev. Auth. Multi-Family Hsg. Rev.
(Southpark Apts.) 3.50%, LOC Citibank, VRDN   625,000  625,000
Coconino County Poll. Cont. Corp. Poll. Cont. Rev.
(Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A, 4%,
LOC Bank of America, VRDN (b)   4,150,000  4,150,000
Coconino Poll. Cont. Rev. (Tucson Elec. Pwr. Co. Proj.) Series A,
3.60%, LOC Canadian Imperial Bank of Commerce,
VRDN (b)   4,000,000  4,000,000
Gila County Ind. Dev. Auth. Rev. (Cobre Valley Hosp.)
Series 1995, 3.50%, LOC Bank One, VRDN   700,000  700,000
Glendale Ind. Dev. Auth. Rev. (Superior Bedding Co. Proj.)
Series 1994, 3.60%,
LOC Harris Bank & Trust Co., VRDN (b)   1,100,000  1,100,000
Glendale School Dist. #205 Participating VRDN,
Series 1996 F, 3.75% (FGIC Insured)
(Liquidity Facility Norwest Bank) (c)   2,600,000  2,600,000
Maricopa County Ind. Dev. Auth. Multi-Family Hsg.
Auth. Rev. VRDN (b):
  (Privado Park Apt. Proj.) Series 1994 A, 3.60%,
  LOC Bank One   1,300,000  1,300,000
  (Shadow Creek Apt. Proj.)  Series 1994 C, 3.60%,
  LOC Bank One Arizona   500,000  500,000
Maricopa County Poll. Cont. Rev. Bonds
(Southern California Edison Co.):
  Series 1985 E, 3.65%, tender 10/29/96   900,000  900,000
  Series 1985 F:
   3.70%, tender 10/23/96   1,300,000  1,300,000
   3.65%, tender 12/2/96   1,000,000  1,000,000
Maricopa County School Impt. Bonds
(Washington Elementary School Dist. #6) Series 1996 A,
7% 7/1/97 (AMBAC Insured)   2,000,000  2,049,238
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
ARIZONA - CONTINUED
Mohave County Ind. Dev. Auth. Ind. Dev. Rev. Bonds
(Citizens Utils.) Series 1993 E (b):
  3.65%, tender 10/7/96  $ 1,100,000 $ 1,100,000
  3.65%, tender 11/8/96   2,500,000  2,500,000
  3.75%, tender 11/13/96   1,000,000  1,000,000
Peoria Dev. Auth. Participating VRDN, Series 1996 B,
3.75% (Liquidity Facility Norwest Bank) (c)   2,750,000  2,750,000
Phoenix Civic Impt. Corp. Arpt. Rev. Series 1995, 3.55%,
LOC Landesbank Hessen-Thuringen, VRDN (b)   3,900,000  3,900,000
Phoenix Gen. Oblig. Series 1995-2, 3.75%,
LOC Morgan Guaranty Trust Co., VRDN   900,000  900,000
Phoenix Ind. Dev. Auth. Ind. Dev. Rev. (Hypercom Proj.)
Series 1996, 3.65% LOC Bank One, Arizona, VRDN (b)   1,000,000  1,000,000
Phoenix Ind. Dev. Board Auth. Multi-Family Hsg. Rev., VRDN:
 (Bell Square Apt. Proj.) Series 1995, 3.70%,
 LOC General Electric Capital Corp.   2,000,000  2,000,000
 (Lynwood Apt. Proj.) Series 1994, 3.50%, LOC FHLB   1,900,000  1,900,000
 (Paradise Lakes Apt. Proj.) Series 1995, 3.70%,
 LOC General Electric Capital Corp   500,000  500,000
 (Venrana Palms Apt.) Series 1994, 3.55%,
 LOC First Interstate Bank (b)   5,210,000  5,210,000
Pima County Ind. Dev. Auth., VRDN:
 Multi-Family Hsg. Rev. (La Cholla Apt. Proj.)
 Series 1996, 3.50%, LOC Texas Commerce Bank   2,000,000  2,000,000
 Multi-Family Hsg. Rev. (Quail Ridge Apt.-B) 3.60%,
 LOC Bank One (b)   1,400,000  1,400,000
 (Tucson Elec. Pwr. Co. Proj.) Series 1990 A, 3.60%,
 LOC Bankers Trust Co. (b)   1,700,000  1,700,000
Pima County School Dist. #1 Participating VRDN,
Series 1996 D, 3.75% (FGIC Insured) (Liquidity Facility
Norwest Bank NA, Minnesota) (c)   2,000,000  2,000,000
Pinal County Ind. Dev. Auth. Hosp. Rev.
(Casa Grande Medical Ctr. Proj.) Series 1995, 3.55%,
LOC Chemical Bank, VRDN   4,000,000  4,000,000
Pinal County Ind. Dev. Auth. Ind. Dev. Rev.
(Sunbelt Refining Co. LP Proj.) Series 1988, 3.65%,
LOC Bankers Trust Co., VRDN (b)   3,400,000  3,400,000
Pinal County Ind. Dev. Poll. Cont. Rev.
(Magna Copper Co. Proj.) Series 1984, 3.75%,
LOC Nat'l. Westminster Bank PLC, VRDN   2,000,000  2,000,000
Pinal County School Impt. Bonds (Casa Grande Union
High School Dist. #82 Proj.) Series 1996 B, 6.50% 7/1/97
(AMBAC Insured)   1,125,000  1,148,754
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
ARIZONA - CONTINUED
Salt River Proj. Agricultural Impt. & Pwr. Dist.:
 Bonds:
  6.75% 1/1/97  $ 500,000 $ 504,925
  7.50% 1/1/97    2,000,000  2,064,750
  CP:
  3.60% 9/17/96   2,000,000  2,000,000
  3.70% 10/15/96   2,000,000  2,000,000
  3.65% 10/22/96   1,300,000  1,300,000
  3.60% 10/24/96   2,000,000  2,000,000
Tempe Gen. Oblig. Bonds 8.20% 7/1/97   235,000  242,952
Yavapi County Ind. Dev. Auth. Ind. Dev. Rev. Bonds
(Citizens Utils.) Series 1993 (b):
  3.65%, tender 9/16/96   1,500,000  1,500,000
  3.65%, tender 11/14/96   1,100,000  1,100,000
Yuma Ind. Dev. Auth. Ind. Rev., VRDN (b):
 (Ardco Inc. Proj.) 3.60%,
 LOC Harris Trust & Savings Bank   800,000  800,000
 (Buchbinder Proj.) Series 1995, 3.60%,
 LOC Harris Trust & Savings Bank   1,225,000  1,225,000
Yuma Muni. Prop. Corp. Subordinate Lien Bonds
Series 1996, 4.25% 7/1/97 (AMBAC Insured)   1,160,000  1,163,120
   82,066,895
PUERTO RICO - 2.4%
Puerto Rico Gov't. Dev. Bank 3.60% 10/4/96, CP   2,000,000  2,000,000
TOTAL INVESTMENTS - 100%  $ 84,066,895
Total Cost for Income Tax Purposes  $ 84,067,076
SECURITY TYPE ABBREVIATIONS
CP - Commercial Paper
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At August 31, 1996, the fund had a capital loss carryforward of approximately $10,700 which will expire on August 31, 2004.
SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 AUGUST 31, 1996

ASSETS

Investment in securities, at value -                                   $ 84,066,895
See accompanying schedule

Interest receivable                                                     408,961

 TOTAL ASSETS                                                           84,475,856

LIABILITIES

Payable to custodian bank                                 $ 10,793

Payable for investments purchased                          1,164,627

Share transactions in process                              527,939

Distributions payable                                      7,336

Accrued management fee                                     24,033

 TOTAL LIABILITIES                                                      1,734,728

NET ASSETS                                                             $ 82,741,128

Net Assets consist of:

Paid in capital                                                        $ 82,751,864

Accumulated net realized gain (loss) on investments                     (10,736)

NET ASSETS, for 82,751,864 shares outstanding                          $ 82,741,128

NET ASSET VALUE, offering price and redemption price                    $1.00
per share ($82,741,128 (divided by) 82,751,864 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED AUGUST 31, 1996

INTEREST INCOME                                                      $ 2,451,656

EXPENSES

Management fee                                          $ 334,209

Non-interested trustees' compensation                    256

 Total expenses before reductions                        334,465

 Expense reductions                                      (186,158)    148,307

NET INTEREST INCOME                                                   2,303,349

REALIZED AND UNREALIZED GAIN (LOSS)                                   (10,724)
Net realized gain (loss) on investment securities

Increase (decrease) in net unrealized gain from                       (215)
accretion
of market discount

NET GAIN (LOSS)                                                       (10,939)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 2,292,410


STATEMENT OF CHANGES IN NET ASSETS

                                                           YEAR ENDED      OCTOBER 11, 1994
                                                           AUGUST 31,      (COMMENCEMENT
                                                           1996            OF OPERATIONS) TO
                                                                           AUGUST 31, 1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                 $ 2,303,349     $ 984,652
Net interest income

 Net realized gain (loss)                                   (10,724)        (12)

 Increase (decrease) in net unrealized gain from            (215)           215
accretion of market discount

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            2,292,410       984,855
FROM OPERATIONS

Distributions to shareholders from net interest income      (2,303,349)     (984,652)

Share transactions at net asset value of $1.00 per share    118,384,316     104,017,553
Proceeds from sales of shares

 Reinvestment of distributions from net interest income     2,241,032       967,585

 Cost of shares redeemed                                    (90,439,136)    (52,419,486)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES           30,186,212      52,565,652
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   30,175,273      52,565,855

NET ASSETS

 Beginning of period                                        52,565,855      -

 End of period                                             $ 82,741,128    $ 52,565,855


FINANCIAL HIGHLIGHTS
      YEAR ENDED   OCTOBER 11, 1994
      AUGUST 31,   (COMMENCEMENT)
                   OF OPERATIONS TO

      1996         AUGUST 31, 1995

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 1.000    $ 1.000

Income from Investment Operations                      .035       .034
Net interest income

Less Distributions                                     (.035)     (.034)
From net interest income

Net asset value, end of period                        $ 1.000    $ 1.000

TOTAL RETURN B                                         3.52%      3.43%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 82,741   $ 52,566

Ratio of expenses to average net assets                .22% C     .06% A,  C

Ratio of net interest income to average net assets     3.44%      3.91% A

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1996


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Arizona Municipal Income Fund (the income fund) is a fund of Fidelity Union Street Trust. Spartan Arizona Municipal Money Market Fund (the money market fund) is a fund of Fidelity Union Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:
SECURITY VALUATION.
INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, market discount and losses deferred due to futures and options and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net interest income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the income fund less than 180 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FUTURES CONTRACTS AND OPTIONS. The income fund may use futures and options contracts to manage its exposure to the bond markets and to fluctuations in interest rates. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end, is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
3. PURCHASES AND SALES OF INVESTMENTS.
INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $12,374,867 and $5,526,109, respectively.
The market value of futures contracts opened and closed during the period amounted to $4,433,119 and $4,533,559, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, Fidelity Management & Research Company (FMR) pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .55% and .50% of average net assets for the income and money market funds, respectively.
FMR also bears the cost of providing shareholder services to each fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the funds' shareholders which amounted to $285 and $761 for the period for the income and money market funds, respectively.
SUB-ADVISER FEE. As the money market fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the funds' operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above a specified percentage of average net assets.
(I) INCOME FUND. For the period, this expense limitation ranged from an annual rate of .10% to .40% of average net assets and the reimbursement reduced expenses by $44,726. Effective June 1, 1996, the fund's expense limitation was eliminated.
(II) MONEY MARKET FUND. For the period, this expense limitation ranged from an annual rate of .10% to .35% of average net assets and the reimbursement reduced expenses by $184,361.
In addition, FMR has entered into arrangements on behalf of each fund with each fund's custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of each fund's expenses. During the period, the income and money market funds' expenses were reduced by $734 and $1,797, respectively, under these arrangements. REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Union Street Trust and Fidelity Union Street Trust II and the Shareholders of Spartan Arizona Municipal Income Fund and Spartan Arizona Municipal Money Market Fund:
We have audited the accompanying statements of assets and liabilities of Fidelity Union Street Trust: Spartan Arizona Municipal Income Fund (income fund) and Fidelity Union Street Trust II: Spartan Arizona Municipal Money Market Fund (money market fund), including the schedules of portfolio investments as of August 31, 1996, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended, and for the period October 11, 1994 (commencement of operations) to August 31, 1995. These financial statements and financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Union Street Trust: Spartan Arizona Municipal Income Fund and Fidelity Union Street Trust II: Spartan Arizona Municipal Money Market Fund as of August 31, 1996, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the year then ended, and for the period October 11, 1994 (commencement of operations) to August 31, 1995, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
Boston, MA
October 4, 1996
DISTRIBUTIONS


The Board of Trustees of Spartan Arizona Municipal Income Fund voted to pay on October 7, 1996 to shareholders of record at the opening of business on October 4, 1996 a distribution of $.05 derived from capital gains realized from sales of portfolio securities.
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN). The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)MUTUAL FUND QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)MUTUAL FUND ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
540 Lake Cook Road
Deerfield, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President - INCOME FUND
Sarah H. Zenoble, Vice President - MONEY MARKET FUND
Deborah F. Watson, Vice President - MONEY MARKET FUND
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant
Vice President - MONEY MARKET FUND
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer - MONEY MARKET FUND
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Co.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE

FIDELITY


(registered trademark)
DAILY INCOME
TRUST
ANNUAL REPORT
AUGUST 31, 1996
CHECK PAGE NUMBERS !!!

CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       8    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              9    A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     17   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    21   Notes to the financial statements.

REPORT OF INDEPENDENT    24   The auditors' opinion.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although stocks have managed to post solid returns through the first eight months of 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that can help investors in every type of market. First, take a long-term approach when investing. If you can afford to leave your money invested through the inevitable ups and downs of financial markets, you will greatly reduce your vulnerability to any single decline. Over time, for example, stock prices have gone up - and have significantly outperformed other types of investments and stayed ahead of inflation. Second, you can further manage risk by diversifying your investments. A stock mutual fund is already diversified, because it invests in many different companies. You can increase your diversification by investing in a number of different stock funds, or in different investment categories, such as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, it makes good sense to follow a regular investment plan, investing a set amount of money at the same time each month or quarter. That way, you can avoid getting caught up in the excitement of a rapidly-rising market - and won't end up buying all your shares at market highs. This strategy won't assure a profit or protect you from a loss in a declining market, but it should help you lower the average cost of your purchases. For this to be effective, you must continue to buy shares in both up and down markets.
If you have questions, please call us at 1-800-544-8888. We would be happy to send you a Fidelity FundMatch kit, which can help you determine the mix of investments that is right for you. You might also find it convenient to set up a regular investment plan using the Fidelity Automatic Account Builder.SM
We look forward to hearing from you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in share price over a given period, as well as reinvestment of its dividends (or income). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1996                  PAST 1   PAST 5   PAST 10
                                               YEAR     YEARS    YEARS

Fidelity Daily Income Trust                    5.25%    22.89%   74.06%

All Taxable Money Market Funds Average         5.07%    21.99%   72.26%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all taxable money market funds average which reflects the performance of 818 taxable money market funds with similar objectives tracked by IBC Financial Data, Inc. over the past year. (The periods covered by the IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1996                  PAST 1   PAST 5   PAST 10
                                               YEAR     YEARS    YEARS

Fidelity Daily Income Trust                    5.25%    4.21%    5.70%

All Taxable Money Market Funds Average         5.07%    4.05%    5.58%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.
YIELDS

                              8/29/95   11/28/95   2/27/96   5/28/96   9/3/96



                              5.45%     5.35%      5.07%     4.91%     4.96%
Fidelity Daily Income Trust



 All Taxable Money            5.25%     5.26%      4.78%     4.74%     4.83%
 Market Funds Average



                              8/30/95   11/29/95   2/28/96   5/29/96   8/28/96



                              2.84%     2.86%      2.76%     2.66%     2.68%
MMDA



Row: 1, Col: 1, Value: 5.45
Row: 1, Col: 2, Value: 5.25
Row: 1, Col: 3, Value: 2.84
Row: 2, Col: 1, Value: 5.35
Row: 2, Col: 2, Value: 5.26
Row: 2, Col: 3, Value: 2.86
Row: 3, Col: 1, Value: 5.07
Row: 3, Col: 2, Value: 4.78
Row: 3, Col: 3, Value: 2.76
Row: 4, Col: 1, Value: 4.91
Row: 4, Col: 2, Value: 4.74
Row: 4, Col: 3, Value: 2.66
Row: 5, Col: 1, Value: 4.96
Row: 5, Col: 2, Value: 4.83
Row: 5, Col: 3, Value: 2.68
Fidelity Daily
Income Trust
All Taxable
Money Market
Funds Average
MMDA
6% -
5% -
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average and the bank money market deposit account (MMDA) average. Figures for the all taxable money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR.(Trademark)
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
There are some important
differences between a bank
money market deposit
account (MMDA) and a
money market fund. First, the
U.S. Government neither
insures nor guarantees a
money market fund. In fact,
there is no assurance that a
money market fund will
maintain a $1 share price.
Second, a money market
fund returns to its
shareholders income earned
by the fund's investments
after expenses. This is in
contrast to banks, which set
their MMDA rates periodically
based on current interest
rates, competitors' rates, and
internal criteria.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An Interview with Burnell Stehman, Portfolio Manager of Fidelity Daily Income Trust
Q. BURNIE, CAN YOU BRING US UP-TO-DATE ON HOW THE INTEREST-RATE ENVIRONMENT HAS CHANGED DURING THE PAST YEAR?
A. Sure. A year ago when the period began, the Federal Reserve was in an easing mode, lowering interest rates in order to stimulate the economy. During the third quarter of 1995, the economy gathered steam, and it seemed as if Fed policy was working. But by the fourth quarter, harsh winter weather and a protracted budget crisis undermined the recovery and the Fed resumed cutting rates. In December 1995 and again in January 1996, the Fed lowered the rate banks charge each other for overnight loans - known as the federal funds rate - a total of one-half percentage point, to 5.25%. The consensus among market participants was that still further rate cuts would follow.
Q. BUT THOSE CUTS NEVER MATERIALIZED. WHY?
A. In mid-February, Fed Chairman Alan Greenspan suggested to the Senate Banking Committee that the economy was fundamentally sound and in little danger of falling into recession. That raised the first doubts about the need for further rate cuts. Then came the February employment report, which showed the economy was generating new jobs at a rate four times greater than some analyst's expectations. That prompted a dramatic sell-off in securities markets and sent interest rates sharply higher. Since then, the economic data have been surprisingly strong, translating into what the Fed calls "above-trend" growth during the second quarter of 1996. As the period ended, monetary policy remained unchanged as economists debated the health of the economy and tried to predict the future course of monetary policy.
Q. HOW DID YOU RESPOND TO CHANGING CONDITIONS?
A. When the period began, the fund's average maturity was 52 days, which I consider neutral to aggressive. As interest rates fell, I gradually extended the fund's average maturity, reaching a high of 65 days near year-end and holding it there until early spring. Since then, as rates have stabilized and begun to head back up, I've brought the fund's average maturity back to a more neutral 45-50 days that gives me ample liquidity and flexibility to respond to changing conditions.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on August 31, 1996, was 4.97%, compared to 5.49% a year ago. For the year ended August 31, 1996, the fund's total return was 5.25%. That compares favorably with the average total return of 5.07% during the same period for the all taxable money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. My forecast calls for a modest rate increase by the Fed between now and year-end. Whether that's more likely to occur before or after the November election is debatable. In the past, Fed officials have been averse to changing policy on the eve of a presidential election. However, I believe the Fed would not hesitate to act at any time if the inflation data were strong enough, no matter how awkward the timing. My goal going forward will be to maintain flexibility and build liquidity so that I can respond immediately to a rate increase. As a hedge against Fed policy remaining stable, I hope to take advantage of buying opportunities as they arise, selectively adding higher yielding, longer-term maturities. For the foreseeable future, that probably means maintaining a conservative average maturity of around 45 days.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
FUND FACTS
GOAL: to provide current
income while maintaining a
stable $1.00 share price by
investing in high-quality,
short-term money market
securities
TRADING SYMBOL: FDTXX
START DATE: May 31, 1974
SIZE: as of August 31, 1996,
more than $2.3 billion
MANAGER: Burnell Stehman,
since 1985; manager,
Fidelity Daily Income Trust,
1979-
1983; manager, several
institutional money market
funds; joined Fidelity in 1979
(checkmark)
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            8/31/96            2/29/96            8/31/95

0 - 30       45                 47                 40

31 - 90      40                 36                 46

91 - 180     15                 15                 13

181 - 397    0                  2                  1

WEIGHTED AVERAGE MATURITY
                             8/31/96   2/29/96   8/31/95

Fidelity Daily Income Trus   50 days   52 days   52 days
t

All Taxable Money
Market Funds Average*        51 days   56 days   54 days

ASSET ALLOCATION
AS OF AUGUST 31, 1996 AS OF FEBRUARY 29, 1996

Row: 1, Col: 1, Value: 42.0
Row: 1, Col: 2, Value: 37.0
Row: 1, Col: 3, Value: 19.0
Row: 1, Col: 4, Value: 2.0
Row: 1, Col: 1, Value: 44.0
Row: 1, Col: 2, Value: 36.0
Row: 1, Col: 3, Value: 18.0
Row: 1, Col: 4, Value: 2.0
Commercial
paper 42%
Bank CDs, BAs,
TDs, and notes 37%
Government
securities 19%
Other 2%
Commercial
paper 44%
Bank CDs, BAs,
TDs, and notes 36%
Government
securities 18%
Other 2%
* SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
INVESTMENTS AUGUST  31, 1996

Showing Percentage of Total Value of Investments


BANKERS' ACCEPTANCES - 1.7%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Chase Manhattan Bank
 10/17/96 5.49% $ 2,487 $ 2,470
 10/31/96 5.45  1,723  1,708
 11/6/96 5.48  6,557  6,493
 11/15/96 5.48  15,714  15,539
NationsBank of Texas
 10/30/96 5.50  13,125  13,010
TOTAL BANKERS' ACCEPTANCES   39,220
CERTIFICATES OF DEPOSIT - 6.5%
Bank of New York NY
 4/29/97 5.80  7,000  7,000
Bank One, Akron
 9/12/96 5.43  25,000  25,000
Chase Manhattan Bank
 1/8/97 5.85  25,000  25,000
First Tennessee Bank, N.A. Memphis
 10/4/96 5.36  25,000  25,000
 10/21/96 5.34  4,000  4,000
Mellon Bank, N.A.
 10/7/96 5.38  7,000  7,000
 11/19/96 5.38  15,000  15,000
 1/29/97 5.60  10,000  10,000
Old Kent Bank - Michigan
 11/27/96 5.50  10,000  10,000
U.S. National Bank of Oregon
 9/24/96 5.28  15,000  15,000
 9/24/96 5.30  10,000  10,000
TOTAL CERTIFICATES OF DEPOSIT   153,000
COMMERCIAL PAPER - 41.6%
A.H. Robins Company, Incorporated
 9/25/96 5.35  4,000  3,986
American Brands, Inc.
 11/14/96 5.40  10,000  9,891
American Express Credit Corp.
 10/11/96 5.35  15,000  14,912
American Home Products
 9/26/96 5.36  5,000  4,981
 9/27/96 5.36  4,000  3,985
Asset Securitization Cooperative Corporation
 10/1/96 5.45  5,000  4,977
 10/15/96 5.33  5,000  4,968
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Asset Securitization Cooperative Corporation - continued
 10/22/96 5.35% $ 12,000 $ 11,910
 11/7/96 5.43  6,000  5,940
Associates Corp. of North America
 10/22/96 5.35  3,000  2,977
 10/24/96 5.35  2,000  1,984
 10/29/96 5.33  10,000  9,915
 10/29/96 5.37  25,000  24,786
Bear Stearns Cos., Inc.
 9/9/96 5.50  10,000  9,988
 10/21/96 5.41  5,000  4,963
 11/20/96 5.40  5,000  4,941
CIESCO, L.P.
 9/5/96 5.45  10,000  9,994
 9/12/96 5.48  10,000  9,983
 10/2/96 5.50  14,000  13,934
 10/7/96 5.38  15,000  14,920
 10/9/96 5.35  20,000  19,888
CIT Group Holdings, Inc.
 9/18/96 5.45  15,000  14,962
CPC International Inc.
 9/16/96 5.48  11,000  10,975
 12/20/96 5.46  15,000  14,755
Citibank Credit Card Master Trust I (Dakota Certificate Program)
 9/5/96 5.45  5,000  4,997
 9/9/96 5.52  6,000  5,993
 9/25/96 5.34  10,000  9,964
 11/20/96 5.39  3,000  2,964
CoreStates Capital Corp.
 9/5/96 5.42 (a)  10,000  10,000
Corporate Asset Funding Co., Inc.
 9/17/96 5.45  20,000  19,952
Dean Witter, Discover & Co.
 1/31/97 5.51  20,000  19,546
Disney (Walt) Co.
 11/8/96 5.44  10,000  9,900
 11/21/96 5.44  5,400  5,336
du Pont (E.I.) de Nemours & Co.
 11/19/96 5.35  9,000  8,896
 12/3/96 5.41  30,000  29,588
Enterprise Funding Corp.
 9/16/96 5.35  7,000  6,984
 10/17/96 5.37  1,221  1,213
 10/23/96 5.36  4,683  4,647
 10/24/96 5.35  3,000  2,977
 11/7/96 5.39  10,000  9,901
Fleet Funding Corporation
 9/11/96 5.32  5,000  4,993
 9/17/96 5.33  12,796  12,766
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Ford Motor Credit Corp.
 10/8/96 5.34% $ 15,000 $ 14,918
 11/5/96 5.40  17,000  16,836
 12/5/96 5.43  15,000  14,789
GTE Corp.
 9/26/96 5.40  4,000  3,985
 9/27/96 5.38  1,000  996
 10/4/96 5.38  3,000  2,985
General Electric Capital Corp.
 10/16/96 5.35  10,000  9,934
 11/4/96 5.48  25,000  24,763
 11/5/96 5.45  10,000  9,904
 1/27/97 5.76  15,000  14,655
General Electric Co.
 10/22/96 5.35  12,000  11,910
General Motors Acceptance Corp.
 9/24/96 5.36  14,000  13,952
 11/26/96 5.68  8,000  7,894
 12/4/96 5.70  13,000  12,812
 2/20/97 5.70  5,000  4,867
 2/24/97 5.71  5,000  4,864
 2/25/97 5.71  9,000  8,754
Goldman Sachs Group, L.P. (The)
 9/23/96 5.33  10,000  9,968
 10/18/96 5.39  10,000  9,930
H.J. Heinz Co.
 9/23/96 5.33  2,100  2,093
Household Finance Corp.
 9/17/96 5.45  25,000  24,940
 10/31/96 5.39  10,000  9,911
IBM Corp.
 10/23/96 5.32  10,000  9,924
IBM Credit Corp.
 9/18/96 5.33  35,000  34,912
Lilly (Eli) & Co.
 11/12/96 5.45  15,000  14,841
Lucent Technologies, Inc.
 11/18/96 5.41  15,000  14,827
McGraw Hill Companies, Inc.
 9/16/96 5.41  15,000  14,967
Merrill Lynch & Co., Inc.
 10/21/96 5.52  15,000  14,887
 2/4/97 5.63  18,000  17,573
Monsanto Co.
 9/10/96 5.45  3,050  3,046
Morgan (J.P.) & Co.
 9/5/96 5.11  17,000  16,991
Morgan Stanley Group, Inc.
 10/15/96 5.35  10,000  9,935
 10/21/96 5.35  5,000  4,963
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Morgan Stanley Group, Inc. - continued
 11/12/96 5.40% $ 15,000 $ 14,840
 2/3/97 5.77  5,000  4,879
New Center Asset Trust
 9/27/96 5.43  10,000  9,962
 9/30/96 5.43  2,000  1,991
 10/22/96 5.54  1,000  992
 12/2/96 5.63  5,000  4,930
 2/13/97 5.58  15,000  14,627
Norfolk Southern Corp.
 11/6/96 5.47  10,000  9,902
Philip Morris Cos., Inc.
 10/30/96 5.50  10,714  10,619
 11/7/96 5.40  15,000  14,851
Preferred Receivables Funding Corp.
 9/13/96 5.32  30,000  29,947
 9/19/96 5.31  6,000  5,984
 10/15/96 5.37  6,950  6,905
Sears Roebuck Acceptance Corp.
 10/7/96 5.51  5,000  4,973
 10/21/96 5.36  3,000  2,978
 10/30/96 5.58  10,000  9,910
Sherwood Medical Company
 9/5/96 5.42  4,850  4,847
 9/26/96 5.35  2,000  1,993
Textron, Inc.
 9/6/96 5.49  1,000  999
 9/11/96 5.51  2,000  1,997
 9/16/96 5.50  3,000  2,993
 9/18/96 5.47  2,000  1,995
 10/1/96 5.50  2,000  1,991
Transamerica Finance Corp.
 11/7/96 5.42  10,000  9,901
TOTAL COMMERCIAL PAPER   972,664
FEDERAL AGENCIES - 19.4%

FEDERAL HOME LOAN BANK - AGENCY COUPONS (A) - 1.5%
 9/20/96 5.34  13,000  12,999
 9/20/96 5.44  10,000  9,998
 10/2/96 5.46  13,000  12,999
   35,996
FEDERAL HOME LOAN BANK - DISCOUNT NOTES - 0.9%
 9/3/96 5.39  20,000  19,994
FEDERAL AGENCIES - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS (A) - 10.9%
 9/2/96 5.41% $ 50,000 $ 49,974
 9/3/96 (c) 5.33  50,000  49,956
 9/3/96 5.44  35,000  35,000
 9/3/96 5.46  10,000  9,990
 9/20/96 5.44  36,000  35,992
 9/20/96 5.47  8,000  7,995
 9/29/96 5.35  16,000  15,989
 10/17/96 5.56  20,000  19,994
 11/1/96 5.59  30,000  29,983
   254,873
FEDERAL NATIONAL MORTGAGE ASSOC. - DISCOUNT NOTES - 4.0%
 1/7/97 5.53  25,000  24,520
 2/3/97 5.62  50,000  48,825
 2/11/97 5.41  20,000  19,524
   92,869
STUDENT LOAN MARKETING ASSOC. - AGENCY COUPONS (A) - 2.1%
 10/16/96 5.68  50,000  50,000
TOTAL FEDERAL AGENCIES   453,732
BANK NOTES - 17.7%

Bank of America, NW, N.A.
 9/4/96 5.44 (a)  10,000  9,997
 9/19/96 5.42  10,000  10,000
Bank of America National Trust & Savings Assoc.
 9/3/96 5.43 (a)  13,000  13,000
 12/31/96 5.69  5,000  4,999
Bank of New York
 9/3/96 5.16  5,000  5,000
Bank of New York - Delaware (a)
 10/30/96 5.78  20,000  20,000
Comerica Bank-Detroit (a)
 9/1/96 5.45  15,000  15,000
 10/2/96 5.58  5,000  5,000
 10/27/96 5.68  15,000  14,999
Fifth Third Bank - Cincinnati
 11/25/96 5.39  25,000  25,000
First National Bank of Boston
 10/7/96 5.41  15,000  15,000
First National Bank of Chicago
 9/4/96 5.41  30,000  30,000
BANK NOTES - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
First Union National Bank of North Carolina, N.A. (a)
 9/27/96 5.51% $ 35,000 $ 34,995
Household Bank FSB
 9/16/96 5.50  6,000  6,000
 10/22/96 5.35  4,000  4,000
Huntington National Bank
 10/30/96 5.73 (a)  15,000  15,000
 11/8/96 5.49  25,000  24,999
Key Bank, N.A. (a)
 9/3/96 5.39  6,000  5,996
 9/3/96 5.40  12,000  11,993
LaSalle National Bank
 10/10/96 5.55  25,000  25,000
NBD Bank, N.A. (Michigan)
 10/18/96 5.50  25,000  25,000
 11/18/96 5.37  10,000  10,000
 12/2/96 5.49  25,000  25,000
PNC Bank (a)
 9/9/96 5.44  13,000  12,993
 9/20/96 5.42  6,000  5,999
 9/20/96 5.44  14,000  13,998
Wachovia Bank of North Carolina, N.A. (a)
 9/26/96 5.37  25,000  24,998
TOTAL BANK NOTES   413,966
MASTER NOTES (A) - 2.7%
Goldman Sachs Group, L.P. (The)
 11/8/96 5.50  13,000  13,000
J.P. Morgan Securities
 9/6/96 5.43  36,000  36,000
Norwest Corp.
 9/3/96 5.41  15,000  15,000
TOTAL MASTER NOTES   64,000
MEDIUM-TERM NOTES - 5.1%
Beneficial Corp. (a)
 10/19/96 5.63  16,000  15,997
 11/3/96 5.65  9,000  8,999
Commonwealth Life Insurance Co. (a) (d)
 9/3/96 5.65  15,000  15,000
General Motors Acceptance Corp. (a)
 11/1/96 5.68  13,000  13,000
 2/13/97 5.35  4,000  4,000
MEDIUM-TERM NOTES - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Merrill Lynch & Co., Inc. (a)
 9/18/96 5.42% $ 10,000 $ 9,998
Morgan Stanley Group, Inc. (a)
 9/3/96 5.42  11,000  11,000
Norwest Corp. (a)
 9/10/96 5.61  23,000  23,000
PHH Corp.
 1/1/97 5.67  10,610  10,677
Transamerica Life Insurance and Annuity Co. (a)
 9/15/96 5.61  8,000  8,000
TOTAL MEDIUM-TERM NOTES   119,671
SHORT-TERM NOTES (A) - 3.5%
Capital One Funding Corp. (1995-E)
 9/9/96 5.42  4,000  4,000
Capital One Funding Corp. (1996-B)
 9/9/96 5.42  6,500  6,500
SMM Trust (1995-N) (b)
 11/8/96 5.55  5,000  5,000
SMM Trust (1995-P) (b)
 9/15/96 5.66  12,000  12,000
SMM Trust (1996-B) (b)
 9/4/96 5.51  8,000  8,000
SMM Trust (1996-I) (b)
 9/30/96 5.46  11,000  11,000
SMM Trust (1996-V) (b)
 9/26/96 5.62  35,000  35,000
TOTAL SHORT-TERM NOTES   81,500
MUNICIPAL SECURITIES - 0.1%

New York Gen. Oblig.
 9/10/96 5.52  3,000  3,000
REPURCHASE AGREEMENTS - 1.7%
 MATURITY AMOUNT VALUE (NOTE 1)
 (000S) (000S)
In a joint trading account
 (U.S. Government Obligations):
  dated 8/30/96 due 9/3/96
   At 5.31%  $ 13,931 $ 13,923
  dated 8/21/96 due 9/4/96
   At 5.26%   25,051  25,000
TOTAL REPURCHASE AGREEMENTS   38,923
TOTAL INVESTMENTS - 100%  $ 2,339,676
Total Cost for Income Tax Purposes  $ 2,339,676
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $71,000,000 or 3.1% of net assets.
3. Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
4. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:

 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
Commonwealth Life
Insurance Co. 6/26/96 $ 15,000
INCOME TAX INFORMATION
At August 31, 1996, the fund had a capital loss carryforward of approximately $999,000 of which $345,000, $536,000, $19,000 and $99,000 will expire on August 31, 2001, 2002, 2003 and 2004, respectively.
A total of 5.23% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1997 of the applicable percentage for use in preparing 1996 income tax returns.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) AUGUST 31, 1996

ASSETS

Investment in securities, at value (including repurchase                     $ 2,339,676
agreements of $38,923) - See accompanying
schedule

Cash                                                                          18,344

Interest receivable                                                           10,419

 TOTAL ASSETS                                                                 2,368,439

LIABILITIES

Payable for investments purchased                                 $ 49,956
Delayed delivery

Distributions payable                                              32

Accrued management fee                                             627

Other payables and accrued expenses                                442

 TOTAL LIABILITIES                                                            51,057

NET ASSETS                                                                   $ 2,317,382

Net Assets consist of:

Paid in capital                                                              $ 2,317,754

Accumulated net realized gain (loss) on investments                           (372)

NET ASSETS, for 2,317,754 shares outstanding                                 $ 2,317,382

NET ASSET VALUE, offering price and redemption price                          $1.00
per share ($2,317,382 (divided by) 2,317,754 shares)


STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS YEAR ENDED AUGUST 31, 1996

INTEREST INCOME                                                   $ 129,292

EXPENSES

Management fee                                          $ 7,441

Transfer agent fees                                      3,579

Accounting fees and expenses                             224

Non-interested trustees' compensation                    16

Custodian fees and expenses                              45

Registration fees                                        75

Audit                                                    54

Legal                                                    13

Miscellaneous                                            15

 Total expenses before reductions                        11,462

 Expense reductions                                      (36)      11,426

NET INTEREST INCOME                                                117,866

NET REALIZED GAIN (LOSS) ON INVESTMENTS                            (99)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 117,767

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                       YEAR ENDED     YEAR ENDED
                                                           AUGUST 31,     AUGUST 31,
                                                           1996           1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                 $ 117,866      $ 117,377
Net interest income

 Net realized gain (loss)                                   (99)           (19)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            117,767        117,358
FROM OPERATIONS

Distributions to shareholders from net interest income      (117,866)      (117,377)

Share transactions at net asset value of $1.00 per share    7,701,468      6,588,010
Proceeds from sales of shares

 Reinvestment of distributions from net interest income     115,356        114,676

 Cost of shares redeemed                                    (7,754,895)    (6,579,339)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES           61,929         123,347
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   61,830         123,328

NET ASSETS

 Beginning of period                                        2,255,552      2,132,224

 End of period                                             $ 2,317,382    $ 2,255,552


FINANCIAL HIGHLIGHTS

                                   YEARS ENDED AUGUST 31,

                                   1996                     1995      1994      1993      1992

SELECTED PER-SHARE DATA

Net asset value, beginning         $ 1.000                  $ 1.000   $ 1.000   $ 1.000   $ 1.000
of period

Income from Investment              .051                     .053      .032      .028      .042
Operations
Net interest income

Less Distributions                  (.051)                   (.053)    (.032)    (.028)    (.042)
From net interest income

Net asset value, end of period     $ 1.000                  $ 1.000   $ 1.000   $ 1.000   $ 1.000

TOTAL RETURN                        5.25%                    5.43%     3.23%     2.83%     4.32%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period          $ 2,317                  $ 2,256   $ 2,132   $ 2,096   $ 2,502
(in millions)

Ratio of expenses to average        .50%                     .54%      .56%      .57%      .55%
net assets

Ratio of net interest income to     5.11%                    5.31%     3.18%     2.83%     4.22%
average net assets


NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1996


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Daily Income Trust (the fund) is a fund of Fidelity Union Street
Trust II
(the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES - CONTINUED
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $15,000,000 or 0.7% of net assets (excluding 144A issues).
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee computed daily and paid monthly, based on the level of the fund's average net assets and gross income earned each month. The portion of the fee based on average net assets is graduated ranging from an annual rate of
 .10% of average net assets up to $2 billion to an annual rate of .05% of average net assets in excess of $6 billion. The portion of the fee based on gross income is equal to 4% of the gross income earned by the fund each month (exclusive of gains realized from the sale of investments) provided the amount of such fee, at a minimum, amounts to an annual rate of .20% and, at a maximum, does not exceed an annual rate of .40% of the fund's average net assets. For the period, the management fee was equivalent to an annual rate of .32% of the fund's average net assets.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plan (the Plan), and in accordance with Rule 12b-1 of the 1940 Act, FMR or the fund's distributor, Fidelity Distributors Corporation (FDC), an affiliate of FMR, may use its resources to pay administrative and promotional expenses related to the sale of the fund's shares. Subject to
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED the approval of the Board of Trustees, the Plan also authorizes payments to third parties that assist in the sale of the fund's shares or render shareholder support services. No payments were made to third parties under the plan during the period.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .16% of the fund's average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
Shareholders participating in the Fidelity Ultra Service Account(registered trademark) Program (the Program) pay a $5.00 monthly fee to Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, for performing services associated with the Program. For the period, fees paid to FBSI by shareholders participating in the Program amounted to $1,352,000.
4. EXPENSE REDUCTIONS.
The fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $2,000 and $34,000, respectively, under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Shareholders of
Fidelity Union Street Trust II:
Fidelity Daily Income Trust:
We have audited the accompanying statement of assets and liabilities of Fidelity Union Street Trust II: Fidelity Daily Income Trust, including the schedule of portfolio investments, as of August 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996 by correspondence with the custodian and brokers.
An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Union Street Trust II: Fidelity Daily Income Trust as of August 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
Dallas, Texas
September 27, 1996
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN). The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)MUTUAL FUND QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)MUTUAL FUND ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
540 Lake Cook Road
Deerfield, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602




INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Sarah H. Zenoble, Vice President
Burnell R. Stehman, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant
Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
ADVISORY BOARD
William O. McCoy
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
Bank of New York, N.A.
New York, NY
FIDELITY'S TAXABLE
MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan(registered trademark) Money Market Fund
Spartan U.S. Government
Money Market Fund
Spartan U.S. Treasury
Money Market Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemption 1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE

SPARTAN


(registered trademark)
(registered trademark)
MUNICIPAL
MONEY
FUND
ANNUAL REPORT
AUGUST 31, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       8    A summary of major shifts in the
                              fund's investments over the past six
                              months
                              and one year.


INVESTMENTS              9    A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     32   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    36   Notes to the financial statements.

REPORT OF INDEPENDENT    38   The auditors' opinion.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although stocks have managed to post solid returns through the first eight months of 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that can help investors in every type of market. First, take a long-term approach when investing. If you can afford to leave your money invested through the inevitable ups and downs of financial markets, you will greatly reduce your vulnerability to any single decline. Over time, for example, stock prices have gone up - and have significantly outperformed other types of investments and stayed ahead of inflation. Second, you can further manage risk by diversifying your investments. A stock mutual fund is already diversified, because it invests in many different companies. You can increase your diversification by investing in a number of different stock funds, or in different investment categories, such as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, it makes good sense to follow a regular investment plan, investing a set amount of money at the same time each month or quarter. That way, you can avoid getting caught up in the excitement of a rapidly-rising market - and won't end up buying all your shares at market highs. This strategy won't assure a profit or protect you from a loss in a declining market, but it should help you lower the average cost of your purchases. For this to be effective, you must continue to buy shares in both up and down markets.
If you have questions, please call us at 1-800-544-8888. We would be happy to send you a Fidelity FundMatch kit, which can help you determine the mix of investments that is right for you. You might also find it convenient to set up a regular investment plan using the Fidelity Automatic Account Builder.SM
We look forward to hearing from you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in share price over a given period, reinvestment of its dividends (or income), and the effect of the fund's $5 account closeout fee on an average size account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses during the periods shown, the total returns and yields would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1996                   PAST 1   PAST 5   LIFE OF
                                                YEAR     YEARS    FUND

Spartan Municipal Money Fund                    3.41%    17.13%   20.68%

All Tax-Free Money Market Funds Average         3.09%    14.41%   17.11%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on January 14, 1991. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of 412 all tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. over the past 12 months. (The periods covered by the IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1996                   PAST 1   PAST 5   LIFE OF
                                                YEAR     YEARS    FUND

Spartan Municipal Money Fund                    3.41%    3.21%    3.39%

All Tax-Free Money Market Funds Average         3.09%    2.73%    3.21%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                             8/28/95   11/27/95   2/26/96   6/3/96   9/2/96



Spartan Municipal            3.50%     3.57%      3.21%     3.31%    3.27%
Money Fund



If Fidelity had not          3.40%     3.47%      3.11%     3.20%    3.16%
reimbursed certain fund
expenses



All Tax-Free Money Market    3.21%     3.30%      2.87%     3.04%    2.96%
Funds Average



Spartan Municipal Money      5.47%     5.58%      5.02%     5.17%    5.11%
Fund - Tax-equivalent



If Fidelity had not          5.31%     5.42%      4.86%     5.00%    4.94%
reimbursed certain fund
expenses



YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. If the adviser had not reimbursed certain portfolio expenses during the periods shown, the yields would have been lower. You can compare these yields to the all tax-free money market funds average. Or you can look at the fund's tax-equivalent yield, which assumes you're in the 36% federal tax bracket. Figures for the all tax-free money market funds average are from IBC Financial Data, Inc. A portion of the fund's income may be subject to the alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the
tax-free yield - makes the
comparison more meaningful.
Keep in mind that the U.S.
government neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money fund
will maintain a $1 share price.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Scott Orr, Portfolio Manager of Spartan Municipal Money
Fund
Q. SCOTT, CAN YOU TELL US SOMETHING ABOUT THE INVESTMENT CLIMATE YOU'VE BEEN OPERATING IN FOR THE PAST YEAR?
A. In September 1995, when the period began, the economy was performing sluggishly, inflationary pressures were mild and interest rates were declining. In July, the Federal Reserve had responded to those conditions by lowering the rate banks charge each other for overnight loans - known as the federal funds rate - one-quarter percentage point. Lower interest rates tend to stimulate economic growth by easing access to credit. Over the next several months, the Fed twice more lowered interest rates - in December and again on the last day of January 1996. That brought the federal funds rate down to 5.25%. As the first half of the fund's fiscal year was drawing to a close, most analysts believed still further rate cuts would be necessary to lift the economy out of the doldrums. Then, suddenly, the mood shifted.
Q. WHAT PROMPTED THE CHANGE IN OUTLOOK?
A. The first sign may have been Fed Chairman Alan Greenspan's surprisingly upbeat testimony before the Senate Banking Committee in mid-February. Then came the infamous February employment report, which showed an increase in new jobs nearly four times greater than most analysts' expectations. That sent interest rates up sharply and prompted a sell-off in both the stock and bond markets. In the months that followed, evidence accumulated in favor of a healthier economy, and most market participants began preparing instead for an eventual rate increase.
Q. HOW DID YOU RESPOND TO CHANGING CONDITIONS?
A. When the period began, the fund's average maturity was 70 days. That gave the fund an aggressive stance appropriate for a declining-rate environment. In February, however, after interest rates rose and it became clear that conditions had changed, I moved to reposition the fund for a rising-rate environment. Accordingly, the fund's average maturity fell to as low as 40 days in April and stayed near there for the next couple of months. Then, during the summer, when many states and municipalities issue their notes, I took advantage of this supply and extended the fund's average maturity back out toward 60 days. It was 63 days at the end of August.
Q. HOW DID THE FUND PERFORM?
A. Better than its average competitor. The fund's seven-day yield on August 31, 1996, was 3.26%, compared to 3.48% a year earlier. The latest yield was the equivalent of a taxable yield of 5.09% for investors in the 36% federal tax bracket. The fund's total return for the year was 3.41%. That beat the average total return of 3.09% during the same period for the all tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT CAN WE EXPECT IN THE MONTHS AHEAD?
A. Until recently, there was widespread expectation among market participants that a Fed rate increase was imminent - despite the Fed's traditional reluctance to raise rates in the months preceding a presidential election. But lately the economic signals have been mixed. My feeling now is that inflationary pressures may have subsided sufficiently on their own to keep the Fed on the sidelines, at least for the next several months. I'll probably aim to keep the fund in a neutral stance, targeting an average maturity of between 50 and 60 days.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            8/31/96            2/29/96            8/31/95

0 - 30      70                 56                 66

31 - 90     10                 9                  14

91 - 180    5                  20                 3

181 - 397   15                 15                 17

WEIGHTED AVERAGE MATURITY
                        8/31/96   2/29/96   8/31/95

Spartan Municipal
Money Fund              63 days   76 days   70 days

All Tax-Free Money
Market Funds Average*   55 days   46 days   53 days

ASSET ALLOCATION
AS OF AUGUST 31, 1996  AS OF FEBRUARY 29, 1996

Row: 1, Col: 1, Value: 66.0
Row: 1, Col: 2, Value: 9.0
Row: 1, Col: 3, Value: 10.0
Row: 1, Col: 4, Value: 14.0
Row: 1, Col: 5, Value: 1.0
Row: 1, Col: 1, Value: 50.0
Row: 1, Col: 2, Value: 16.0
Row: 1, Col: 3, Value: 14.0
Row: 1, Col: 4, Value: 20.0
Row: 1, Col: 5, Value: 0.0
Variable rate
demand notes
(VRDNs) 66%
Commercial
paper 9%
Tender bonds 10%
Municipal
notes 14%
Other 1%
Variable rate
demand notes
(VRDNs) 50%
Commercial
paper 16%
Tender bonds 14%
Municipal
notes 20%
Other 0%
* SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
INVESTMENTS AUGUST 31, 1996

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL SECURITIES (A) - 100%
 MOODY'S RATINGS PRINCIPAL VALUE
 UNAUDITED (C) AMOUNT (NOTE 1)
ALABAMA - 1.8%
Alabama Ind. Dev. Auth. Rev., VRDN (b):
 (Columbus Mills Inc. Proj.) Series 1994 A, 3.65%,
 LOC SunTrust Bank  $ 3,000 $ 3,000
 (Well Built Cabinet Inc.) 3.65%, LOC Amsouth Bank   2,675  2,675
Alabama Ind. Dev. Auth. Solid Waste Disp. Rev. Bonds
(Pine City Fiber Co.) Series 94, 3.60%,
LOC Barclays Bank, VRDN   1,000  1,000
Ashland Ind. Dev. Board Rev. (Wellborn Cabinet Inc. Proj.)
Series 1991 A, 3.75%, LOC Amsouth Bank, VRDN (b)   1,340  1,340
Colbert County Ind. Dev. Board (Golden Poultry Co., Inc. Proj.)
Series 1990, 3.65%, LOC SunTrust Bank, VRDN (b)   4,300  4,300
Columbia Ind. Dev. Rev. Rfdg. (Russell Corp. Proj.) 3.65%,
LOC SunTrust Bank, VRDN (b)   2,375  2,375
Columbiana Ind. Dev. Board Rev. (NFA Corp. Proj.)
Series 1992 A, 3.75%, LOC Amsouth Bank, VRDN (b)   6,000  6,000
Decatur Ind. Dev. Board Ind. Dev. Rev. (Monsanto Co. Proj.)
Series 1996, 3.60%, VRDN (b)   1,285  1,285
Eufaula Ind. Dev. Board (Columbus Mills, Inc. Proj.) Series 1993,
3.65%, LOC SunTrust Bank, VRDN (b)   6,100  6,100
Florence Ind. Dev. Board. Rev. (Robert J. Bevis Proj.) Series 1990,
3.65%, LOC Boatmen's Nat'l. Bank of St. Louis, VRDN (b)   3,000  3,000
Geneva Ind. Dev. Board Rev. (Russell Corp. Proj.) Series 1992,
3.65%, LOC SunTrust Bank, VRDN (b)   2,575  2,575
Montgomery Ind. Dev. Board Ind. Dev. Rev. (Contech
Construction Prod.) Series 1996, 3.70%, LOC Mellon Bank,
VRDN (b)   3,000  3,000
Phoenix Ind. Dev. Auth. (Mead Coated Board Proj.)
Series 1990 A, 3.95%, VRDN   3,600  3,600
Roanoke Ind. Dev. Board Ind. Dev. Rev. (Wehadkee/Rock
Mills Proj.) Series 1992, 3.65%, LOC SunTrust Bank,
VRDN (b)   1,100  1,100
Talladega Ind. Dev. Rev. (Wehadkee Yarn Mills Proj.)
Series 1990, 3.65%, LOC SunTrust Bank, VRDN (b)   895  895
   42,245
ALASKA - 1.0%
Alaska Ind. Dev. & Export Auth. (Healy Clean Coal Proj.) VRDN:
 Series 1996 A, 3.60%, LOC Bank of America NW, NA   14,800  14,800
 Series 1996 B, 3.50%, LOC Bank of America NW, NA (b)   6,700  6,700
Alaska Student Loan Corp. Student Loan Rev. Bonds Series A,
7% 7/1/97 (AMBAC Insured) (b)   1,000  1,023
Valdez Marine Terminal Rev. Rfdg. Bonds (Atlantic
Richfield Co.) Series 1994 A, 3.70%, tender 10/18/96   1,700  1,700
   24,223
MUNICIPAL SECURITIES (A) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 UNAUDITED (C) AMOUNT (NOTE 1)
ARIZONA - 1.5%
Coconino County Poll. Cont. Corp. Poll. Cont. Rev. (Arizona
Pub. Svc. Co. Navajo Proj.) Series 1994 A, 4%, LOC
Bank of America, VRDN (b)  $ 1,700 $ 1,700
Maricopa County Ind. Dev. Auth. Multi-Family Hsg. Rev.
(Shadow Creek Apt. Proj.) series 1994 C, 3.60%, LOC
Bank One Arizona, VRDN (b)   5,100  5,100
Phoenix Civic Impt. Corp. Arpt. Rev. Series 1995, 3.55%,
LOC Landesbank Hessen-Thuringen, VRDN (b)   17,600  17,600
Phoenix Ind. Dev. Auth. Ind. Dev. Rev. (Hypercom Proj.)
Series 1996, 3.65% LOC Bank One, Arizona, VRDN (b)   3,000  3,000
Pima County Ind. Dev. Auth. (Tucson Elec. Pwr. Co. Proj.)
Series 1990 A, 3.60%, LOC Bankers Trust Co., VRDN (b)   700  700
Pima County Ind. Dev. Auth. Multi-Family Rev. (Quail Ridge
Apt.-B) 3.60%, LOC Bank One, VRDN (b)   4,000  4,000
Pinal County Ind. Dev. Auth. Ind. Dev. Rev. (Sunbelt Refining Co.
LP Proj.) Series 1988, 3.65%, LOC Bankers Trust Co.,
VRDN (b)   3,900  3,900
   36,000
ARKANSAS - 1.4%
Blythville Ind. Dev. Rev. (Arkansas Steel Processing Proj.)
Series 1992, 3.70%, LOC Credit Agricole, VRDN (b)   9,500  9,500
Clark County Solid Waste Disp. Rev. (Reynolds Metals Co.
Proj.) 3.65%, LOC SunTrust Bank, VRDN (b)   21,000  21,000
Harrison Ind. Dev. Rev. (Rock-Tenn Converting Co. Proj.)
Series 1993, 3.65%, LOC SunTrust Bank, VRDN (b)   2,500  2,500
   33,000
CALIFORNIA - 9.3%
Alameda County TRAN 4.50% 6/30/97   6,700  6,729
Butte County Office of Ed. TRAN 4.75% 9/12/96   8,000  8,001
California Gen. Oblig. RAN Series 1996-97, 4.50% 6/30/97  40,200  40,395
California Higher Ed. Student Loan Auth. Rev., VRDN:
 Series 1987 C, 3.50%, LOC SLMA   23,200  23,200
 Series 1992 E-1, 3.55%, LOC SLMA   7,000  7,000
California Hsg. Fin. Agcy. Participating VRDN (c):
 Series PA-58, 3.50% (Liquidity Facility Merrill Lynch & Co.)   1,985
1,985
 Series PT-14, 3.50% (Liquidity Facility Commerzbank)   7,200  7,200
California School Cash Reserves Prog. Auth. TRAN
Series 1996 A, 4.75% 7/2/97 (MBIA Insured)   10,600  10,677
California Student Ed. Loan Mktg. Corp. Student Loan Rev.
Rfdg. Bonds Series 1994 A, 3.85%, tender 6/1/97, LOC
 Dresdner Bank (b)   10,000  10,000
Fresno TRAN 4.50% 6/30/97   4,300  4,321
Fresno Unified School Dist. TRAN 4.50% 10/11/96   18,000  18,009
MUNICIPAL SECURITIES (A) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 UNAUDITED (C) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Los Angeles Commty. College Dist. TRAN Series 1996-97,
4.50% 7/1/97  $ 3,600 $ 3,614
Los Angeles County Metropolitan Trans. Auth. Participating
VRDN (c):
  Series SG-46, 3.65% (AMBAC Insured) (Liquidity Facility
  Society Generale)   600  600
  Series SG-B2, 3.55% (Liquidity Facility Societe Generale)   14,000
14,000
Los Angeles County TRAN Series 1996-97, 4.50% 6/30/97   30,700  30,859
Los Angeles Reg'l. Arpt. Impt. Facs. Lease Rev. 3.70%,
LOC Societe Generale, VRDN (b)   1,425  1,425
Los Angeles TRAN Series 1996, 4.50% 6/19/97   12,000  12,057
Oakland TRAN Series 1996, 4.75% 6/30/97   6,700  6,746
Riverside County School Dist. TRAN Series 1996-76,
4.625% 7/17/97   2,300  2,311
Santa Clara Unified School Dist. TRAN Series 1996,
4.50% 7/2/97   2,200  2,211
South Coast TRAN Series 1996, 4.75% 6/30/97   3,200  3,217
Ventura County TRAN Series 1996, 4.75% 7/2/97   6,600  6,639
   221,196
COLORADO - 1.8%
Aurora Multi Family Hsg. Rev. Series 1996, 3.85% (FNMA
Guaranteed) (b)   2,100  2,100
Colorado Health Facs. Auth. Participating VRDN,
 Series 1996 B, 3.75% (Liquidity Facility Norwest
Bank, Minnesota) (c)   3,375  3,375
Colorado Student Oblig. Bond Auth. Student Loan Rev.,
VRDN (b):
  Series 1989 A, 3.45%, LOC SLMA   15,800  15,800
  Series 1993 B, 3.45%, LOC SLMA   3,200  3,200
Denver County Urban Renewal Auth. Tax Increment Rev. Bonds
(Urban Renewal Proj.) Series 1989 A, 4%, tender
1/30/97 (b)   5,595  5,595
Fort Lupton Wtr. Util. Enterprise Wtr. Rev. BAN Series 1995,
4.25% 1/10/97   1,100  1,100
Monte Vista Ltd. Oblig. Swr. Rev. Series 1992, 3.80%, LOC
Wachovia Bank of NC, NA, VRDN (b)   2,765  2,765
Wheatridge Ind. Dev. Rev., VRDN (b):
 (Adolph Coors Co. Proj.), Series 1993, 3.70%, LOC Wachovia
 Bank of NC, NA   4,600  4,600
 (Leaf, Inc. Proj.) 3.60%, LOC Wachovia Bank of GA, NA    4,000  4,000
   42,535
MUNICIPAL SECURITIES (A) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 UNAUDITED (C) AMOUNT (NOTE 1)
CONNECTICUT - 0.4%
Connecticut Economic Recovery Gen. Oblig. Bonds
4.25% 12/15/96  $ 4,800 $ 4,809
Mashantucket Western Pequot Tribe Series 1996, 3.40%
10/24/96, LOC Bank of America, CP   3,500  3,500
   8,309
DELAWARE - 0.5%
Delaware Economic Dev. Auth. (Delmarva Pwr. & Light Proj.)
Series 1994, 3.80%, VRDN (b)   2,700  2,700
Delaware Hsg. Auth. Participating VRDN, Series PA-39,
3.60% (Liquidity Facility Merrill Lynch & Co.) (c)   9,030  9,030
   11,730
DISTRICT OF COLUMBIA - 0.6%
Dist. of Columbia Hsg. Fin. Auth. Multi-Family Hsg. Rev. Rfdg.
(Mount Vernon Plaza Apts.) 3.60%, LOC Bank One,
VRDN (b)   13,105  13,105
FLORIDA - 1.0%
Broward County Ind. Dev. Auth. Ind. Dev. Rev. (Rib
Associates Proj.) Series 1989, 3.65%, LOC SunTrust Bank,
VRDN (b)   1,395  1,395
Dade County Hsg. Fin. Corp. Participating VRDN, Series 1991 A,
3.85% (Liquidity Facility Bank One) (b)(c)   3,790  3,790
Dade County Ind. Dev. Auth. Rev. (Guastafeste Proj.)
Series 1987, 3.65%, LOC SunTrust Bank, VRDN (b)   1,980  1,980
Florida Dept. of Trans. Participating VRDN, 3.60% (Liquidity
Facility Societe Generale) (c)   1,700  1,700
Greater Orlando Aviation Auth. Arpt. Facs. Auth. Series B,
3.60% 10/21/96 (Liquidity Facility Morgan Guaranty
Trust Co.) CP (b)   2,000  2,000
Jacksonville Gen. Oblig. (River City Renaissance Prog.)
3.70% 10/15/96, CP   1,800  1,800
Ocean Hwy. & Port Auth. Rev. Series 1990 3.50%, LOC
ABN-AMRO Bank, VRDN (b)   3,500  3,500
Orange County Health Facs. Rev. (Adventist Health Sys.)
3.45%, LOC Rabobank Nederland NV, VRDN   6,250  6,250
Orlando Utils. Commission Participating
VRDN, Series BTP-199, 3.65% (Liquidity Facility Bankers
Trust Co.) (c)   1,300  1,300
   23,715
MUNICIPAL SECURITIES (A) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 UNAUDITED (C) AMOUNT (NOTE 1)
GEORGIA - 2.3%
Brunswick & Glynn County Dev. Auth. (Georgia Pacific
Corp. Proj.) Series 1996, 3.65%,
LOC Commerzbank, VRDN (b)  $ 4,900 $ 4,900
Floyd County Dev. Auth. Ind. Dev. Rev. (Marglen Ind., Inc.
Proj.) 3.65%, LOC SunTrust Bank, VRDN (b)   5,500  5,500
Fulton County Hsg. Auth Multi Family Hsg. Rev. Rfdg.
(Holcomb's Landing Apts. Proj.) 3.55%, LOC First Union
National Bank of North Carolina, VRDN   2,500  2,500
Georgia Gen. Oblig. Participating VRDN, Series BTP-194,
3.55% (Liquidity Facility Bankers Trust Co.) (c)   5,000  5,000
Georgia Port Auth. Rev. (Mayor's Point Terminal) Series 1992,
3.65%, LOC SunTrust Bank, VRDN (b)   3,400  3,400
Greene County Ind. Dev. Rev. (Chipman-Union, Inc. Proj.)
Series 1991, 3.45%, LOC SunTrust Bank, VRDN (b)   1,800  1,800
Gwinnett County Ind. Dev. Rev. (Curtis 1000, Inc. Proj.)
Series 1996, 3.65%, LOC SunTrust Bank, VRDN (b)   4,060  4,060
Paulding County Ind. Bldg. Auth. Rev. (Cadillac Products, Inc.)
Series 1994, 3.70%, LOC NBD Bank NA, VRDN (b)   2,970  2,970
Pierce County Ind. Dev. & Bldg. Auth. Rev. (American Egg
Prods. Inc. Proj.) Series 1989, 3.65%, LOC Barclays Bank,
VRDN (b)   1,545  1,545
Rockdale TAN Series 1996, 4.10% 12/31/96   1,000  1,001
Roswell Hsg. Auth. Multi-Family Hsg. Rev. (Azalea Park
Apts.) Series 1996, 3.60% (FNMA Guaranteed) VRDN   3,200  3,200
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc.)
Series 1995 A, 3.65%, VRDN (b)   14,600  14,600
Worth County Ind. Dev. Auth. Rev. (Seabrook Ent. Proj.)
Series 1991, 3.55%, LOC Barclays Bank, VRDN (b)   4,800  4,800
   55,276
HAWAII - 0.2%
Hawaii Hsg. Fin. & Dev. Corp. Participating VRDN,
Series PT-35, 3.70% (Liquidity Facility Banque
Nationale De Paris) (b)(c)   4,640  4,640
IDAHO - 0.1%
Port of Lewiston Ind. Dev. Rev. (Blount, Inc.) Series 1995,
3.75%, LOC NationsBank, VRDN (b)   1,800  1,800
ILLINOIS - 4.7%
Belvidere Ind. Dev. Rev. (R & D Thiel, Inc. Proj.) Series 1996,
3.75%, LOC First Bank NA, Minnesota, VRDN (b)   2,000  2,000
Bolingbrook Multi-Family Hsg. Rev. (Amberton Apts.)
Series 1994, 3.60%, LOC LaSalle Bank (b)   1,600  1,600
Chicago O'Hare Int'l. Arpt. Rev., Series 1988 A, 3.60%,
LOC Bayerische Landesbank, VRDN (b)   3,500  3,500
Chicago School Reform Board of Trustees Participating VRDN,
Series 96-BB, 3.61% (Liquidity Facility Bank of America) (c)   11,100
11,100
MUNICIPAL SECURITIES (A) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 UNAUDITED (C) AMOUNT (NOTE 1)
ILLINOIS - CONTINUED
Crestwood Ind. Dev. Rev. (GMG Warehouse LLC Proj.) 3.80%,
LOC LaSalle Nat'l. Bank, VRDN (b)  $ 1,650 $ 1,650
Danville Ind. Dev. Rev. (Freight Car Svcs., Inc. Proj.) 3.80%,
LOC Chemical Bank, VRDN(b)   5,300  5,300
Illinois Dev. Fin. Auth. Ind. Dev. Rev., VRDN (b):
 (Belmont Steel Proj.) Series 1991, 3.80%, LOC
 Comerica Bank   4,300  4,300
 (Camcraft Proj.) Series 1993, 3.75%, LOC American Nat'l.
 Bank & Trust   500  500
 (Chicage Fineblanking Corp. Proj.) 3.80%, LOC NBD Bank   3,800  3,800
 (Chicago Symphony Proj.) Series 1996, 3.50%, LOC
 Bank of America, Illinois   10,800  10,800
 (Cloverhill Pastry Vend) 3.75%, LOC American Nat'l.
 Bank & Trust   500  500
 (F.C. Harris Pavilion Proj.) Series 1994, 3.50%
 (FNMA Insured) (b)   16,900  16,900
 (F.C. Ltd. Partnership), 3.80%, LOC Lasalle Nat'l. Bank   3,705  3,705
 (Grayhill Inc. Proj.) Series 1995 B, 3.60%, LOC Harris Trust
 & Savings Bank   3,150  3,150
 (Kindlon Partners Proj.) Series 1994, 3.80%, LOC Lasalle
 Nat'l. Bank   1,600  1,600
 (Olive Can Co. Proj.) 3.80%, LOC LaSalle Nat'l. Bank (b)   2,200  2,200
 (Rich Products Corp. Proj.) Series 1993, 3.65%, LOC
 SunTrust Bank   7,800  7,800
 (Touhy Ltd. Partnership) Series 1996, 3.80%, LOC LaSalle
 Nat'l. Bank   3,500  3,500
 (Yale-Soth Haven Proj.) Series 1994, 3.65%, LOC Bank One 2,700 2,700 Illinois Dev. Fin. Auth. Ltd. Oblig. Rev. (SWD Inc. Proj.) 3.80%,
LOC NBD Bank (b)   4,500  4,500
Illinois Edl. Facs. Auth. Rev. (Art Institute of Chicago) VRDN:
 Series 1996, 3.55% (BPA Bank of America, Illinois)   2,300  2,300
 Series 1996, 3.55% (Liquidity Facility Bank of
America, Illinois)   600  600
Illinois Health Fac. Auth. Rev., VRDN:
 (Gottlieb Health Resources Inc.) 4%, LOC Harris Trust &
 Savings Bank of Chicago   3,500  3,500
 (Methodist Med. Ctr. Proj.) Series 1985 B, 3.50%, LOC    2,600  2,600
 (West Suburban Hosp. Med. Ctr. Proj.) Series 1991, 3.50%,
 LOC First Nat'l. Bank of Chicago,   1,100  1,100
Illinois Regional Trans. Auth. Participating VRDN, Series SG-82,
3.70% (Liquidity Facility Societe Generale) (c)   1,500  1,500
St. Charles Ind. Dev. Rev. (Pier 1 Imports-Midwest, Inc. Proj.)
Series 1986, 3.55%, LOC Nat'l. Westminster Bank, VRDN (b) 4,100 4,100 Village of Orland Park Ind. Dev. Rev. (Panduit Corp. Proj.)
Series 1996, 3.65%, LOC Wachovia Bank, VRDN (b)   4,600  4,600
   111,405
MUNICIPAL SECURITIES (A) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 UNAUDITED (C) AMOUNT (NOTE 1)
INDIANA - 2.3%
Columbus Gen. Oblig. Rev. (Rock-Tenn Co. Mill Division)
Series 1995, 3.65%, LOC SunTrust Bank, VRDN (b)  $ 2,300 $ 2,300
Hebron Econ. Dev. Rev. (Aarons Misty Glen Apt. Proj.)
Series 1996 A, 3.65%, LOC Federal Home Loan Bank,
Indianapolis, VRDN (b)   3,175  3,175
Indiana Health Facs. Fin. Auth. Rev. (Capital Access
Designated Pool) Series 1992, 3.85%, LOC Comerica
Bank, VRDN   1,420  1,420
Indiana Hosp. Equip. Fin. Auth. Rev. Series 1985 A, 3.85%
(MBIA Insured) (BPA Bank of New York) VRDN   2,700  2,700
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Bonds
Series 1995 D-2, 3.95%, tender 11/1/96 (b)   4,385  4,385
Indianapolis Econ. Dev. Rev. (EPI Printers Inc. Proj.) Series 1995,
3.70%, LOC Comerica Bank, VRDN (b)   4,325  4,325
Indianapolis Ind. Dev. Rev. (Sohl Assoc. LLC Proj.) Series 1995,
3.70%, LOC Nat'l. City Bank, VRDN (b)   3,000  3,000
Indianapolis Pub. Impt. TAN Series 1996 A, 4.25% 1/1/97   6,400  6,410
Lebanon Econ. Dev. Rev. (White Castle Sys. Inc. Proj.) 3.65%,
LOC Bank One, VRDN (b)   2,145  2,145
Ligonier Econ. Dev. Rev. (Sharon Manufacturing Co.) 3.70%,
LOC NBD Bank, VRDN (b)   6,300  6,300
Petersburg Solid Waste Disp. Rev. (Inianapolis Pwr. & Light Co.)
Series 1995 C, 3.50%, VRDN (b)   13,500  13,500
Purdue Univ. Rev. (Student Fees) Series H, 3.50%, VRDN   1,865  1,865
St. Joseph County Ind. Rev. (Edcoat Ltd. Partnership)
Series 1995, 3.70%, LOC First Bank of Minnesota, VRDN (b)  2,800  2,800
   54,325
IOWA - 1.4%
Clinton Ind. Dev. Rev. (Sethness Products Co. Proj.) 3.80%,
LOC Northern Trust Corp.,VRDN (b)   3,800  3,800
Iowa Fin. Auth. Single Family Mtg. Bonds Series 1995 B,
3.20%, tender 2/27/97 (b)   2,880  2,880
Iowa Student Loan Liquidity Corp. Rev., Series B, 3.50%
(AMBAC Insured) (BPA Norwest Bank, Minnesota) VRDN (b) 22,300 22,300 Waterloo Ind. Dev. Rev. (O'Neal Metals, Inc. Proj.) 3.75%,
LOC NationsBank, VRDN (b)   4,000  4,000
   32,980
KANSAS - 0.4%
Olathe Ind. Dev. Rev. (Garmin International Inc.) Series 1995,
3.90%, LOC Boatmens' First Nat'l. Bank of Kansas City,
VRDN (b)   3,500  3,500
Wichita Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.)
3.65%, VRDN (b)   4,950  4,950
   8,450
MUNICIPAL SECURITIES (A) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 UNAUDITED (C) AMOUNT (NOTE 1)
KENTUCKY - 0.6%
Cynthiana Ind. Dev. Rev. (E.D. Bullard Co. Proj.) 3.75%,
LOC NationsBank, VRDN (b)  $ 1,440 $ 1,440
Kentucky Higher Ed. Student Loan Auth. Series 1991 E,
3.55%, VRDN (b)   4,100  4,100
McCracken County Ind. Bldg. Rev. Series 1996, 3.65%,
LOC Bank One, VRDN (b)   4,900  4,900
Scott County Ind. Building Rev. (Ropak Corp. Proj.)
Series 1994, 3.65%, LOC Bank One, VRDN (b)   4,400  4,400
   14,840
LOUISIANA - 1.8%
Calcaseiu Parish Pub. Trust Auth. Solid Waste Disp. Rev.
(PPG Industries Inc. Proj.) Series 1994, 3.65%, VRDN (b)   7,300  7,300
Calcasieu Parish Sales Tax Dist. Road Impt. Rev. Series 94-01,
3.55%, LOC Nat'l. Westminster Bank, VRDN   2,400  2,400
Dequincy Poll. Cont. Rev. (Recycle Inc. South. Proj.)
Series 1995, 3.60%, LOC Fleet Bank NA, VRDN (b)   4,500  4,500
Lake Charles Harbor and Terminal Dist. Port Impt. Rev. 3.45%,
LOC Nat'l. Westminster Bank, VRDN (b)   7,000  7,000
Plaquemines Parish Environmental Rev. (BP Exploration &
Oil, Inc.) VRDN (b):
  Rfdg. Series 1995, 4%   700  700
  Series 1994, 4%   7,000  7,000
Plaquemines Parish Port Harbor & Terminal Dist. Port. Facs.
Rev. Bonds (Chevron Proj.) Series 1984, 3.90%,
tender 9/1/96   2,000  2,000
St. Charles Parish Poll. Cont. Rev. (Shell Oil Co.-Norco Proj.)
Series 1991, 3.95%, VRDN (b)   1,100  1,100
West Baton Rouge Parish Dist. #3 Ind. Dev. Rev.
(Dow Chemical Co. Proj.) VRDN (b):
  Series 1993, 4%   7,700  7,700
  Series 1995, 4%   2,200  2,200
   41,900
MAINE - 0.4%
Eastport Ind. Dev. Rev. (Passamaquoddy Tribe Fibre Extrusion
Proj.) Series 1992, 3.50%, LOC NBD Bank, VRDN (b)   4,860  4,860
Maine Pub. Util. Bank Fin. Pub. Util. Rev. Rfdg. Series 1996,
3.70%, LOC Bank of New York, VRDN (b)   5,000  5,000
   9,860
MARYLAND - 1.4%
Baltimore Econ. Dev. Rev., VRDN (b):
 (Oles Envelope):
  Series A, 3.65%, LOC First Union Nat'l. Bank   3,150  3,150
  Series B, 3.65%, LOC First Union Nat'l. Bank   3,535  3,535
MUNICIPAL SECURITIES (A) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 UNAUDITED (C) AMOUNT (NOTE 1)
MARYLAND - CONTINUED
Baltimore Econ. Dev. Rev., VRDN (b): - continued
 (Rock-Tenn Converting Co.) Series 1987, 3.65%, LOC
 SunTrust Bank  $ 955 $ 955
Howard County Econ. Dev. Rev. (Pace Inc. Proj.) 3.70%,
LOC NationsBank, VRDN (b)   5,000  5,000
Maryland Dept. of Hsg. & Commty. Dev. Participating VRDN,
Series PT-36, 3.70% (Liquidity Facility Banque Nationale
De Paris) (b)(c)   18,540  18,540
Prince George's County Ind. Dev. Rev. (Cintas Corp. #41 Proj.)
3.70%, LOC PNC Bank, VRDN (b)   2,475  2,475
   33,655
MASSACHUSETTS - 0.4%
Massachusetts Bay Trans. Auth. RAN 4.75% 9/5/97   1,700  1,713
Massachusetts Gen. Oblig. BAN Series 1996 A, 4.25%
6/10/97   8,000  8,021
   9,734
MICHIGAN - 2.6%
Detroit School Dist. RAN 4.50% 5/1/97   13,800  13,849
Michigan Gen. Oblig. TAN 4% 9/30/96   3,600  3,600
Michigan Higher Ed. Student Loan Auth. Rev., VRDN (b):
 Rfdg. Series XII-F, 3.45% (MBIA Insured) (BPA
 Krediet Bank, NV)   1,700  1,700
 Series XII-D, 3.45% (AMBAC Insured) (BPA Krediet
 Bank, NV)   5,800  5,800
Michigan Hsg. Dev. Auth. Multi-Family Hsg. Rev. Bonds (b):
 Series 1988 A, 3.65%, tender 10/21/96, LOC
 Credit Suisse   2,200  2,200
 Series 1988 A, 3.60%, tender 10/23/96, LOC
 Credit Suisse   9,000  9,000
Michigan RAN:
 Series 1996 A, 4.50% 7/3/97   13,570  13,634
 Series 1996-B, 4.50% 7/25/97   2,285  2,295
Michigan Strategic Fund Ltd. Oblig. Rev. (Michigan Sugar
Co. - Carrollton) 3.65%, LOC Wachovia Bank
 of GA, NA, VRDN (b)   6,000  6,000
Michigan Strategic Fund Solid Wst. Disp. Rev. (Grayling
Gen. Station Proj.) Series 1990, 3.55%, LOC Barclays
Bank, VRDN (b)   1,700  1,700
Rochester Hills Econ. Dev. Corp. Ltd. Oblig. Rev.
(Cardell Corp.) 3.60%, LOC Comerica Bank, VRDN (b)   1,250  1,250
   61,028
MUNICIPAL SECURITIES (A) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 UNAUDITED (C) AMOUNT (NOTE 1)
MINNESOTA - 0.7%
Baudette Ind. Dev. Rev. (Reid-Rowell Inc. Proj.) Series 1989,
3.80%, LOC Nations Bank, VRDN (b)  $ 1,700 $ 1,700
Duluth TAN, 4.25% 12/31/96   2,200  2,205
Hennepin County Gen. Oblig. Rev. Rfdg. Series 1996 C,
3.75%, VRDN (b)   2,200  2,200
Minnesota Hsg. Fin. Agcy. Single-Family Mtg. Rev. Bonds
Series 1995-O, 3.60%, tender 12/12/96 (b)   2,200  2,200
Prior Lake Independent School Dist. # 719 Participating
VRDN, Series 1996 D, 3.75% (Liquidity Facility
Norwest Bank NA) (c)   1,000  1,000
Richfield Independent School Dist #280 Participating VRDN,
3.75% (Liquidity Facility First Bank, NA, Minnesota) (c)   1,225  1,225
Richfield Independent School Dist. # 280 Participating VRDN,
Series 94-O, 3.75% (Liquidity Facility First Bank, NA, MN) (c)  2,100
2,100
Sauk Rapids Ind. Rev. (Bermo, Inc. & Berdass Properties)
Series 1996 A, 3.85%, LOC Firstar Bank Milwaukee NA,
VRDN (b)   3,180  3,180
Spring Lake Park Independent School Dist. # 16 Participating
VRDN, Series 1996 E, 3.75% (Liquidity Facility Norwest
Bank Minnesota) (c)   1,000  1,000
   16,810
MISSISSIPPI - 0.6%
Canton Ind. Dev. Auth. Rev. (McCarty Farms Proj.)
Series 1990, 3.65%, LOC SunTrust Bank, VRDN (b)   5,000  5,000
Desoto County Ind. Dev. Rev. (Flavorite Labs Proj.)
Series 1991 B, 3.75%, LOC First Tennessee Bank, NA,
VRDN (b)   3,000  3,000
Mississippi Bus. Fin. Corp. Ind. Dev. Rev. (Pillowtex Corp.
Proj.) Series 1992, 3.70%, LOC NationsBank, VRDN (b)   3,680  3,680
Noxubee County Ind. Dev. Board Rev. (Barge Forest Products
Co. Proj.) 3.80%, LOC Amsouth Bank, VRDN (b)   2,905  2,905
   14,585
MISSOURI - 1.2%
Missouri Higher Ed. Loan Auth. Student Loan Rev., VRDN (b):
 Series 1988 A, 3.55%, LOC Nat'l. Westminster Bank   4,600  4,600
 Series 1990 A, 3.40%, LOC Nat'l. Wesminster Bank   6,300  6,300
 Series 1990 B, 3.55%, LOC Nat'l. Westminster Bank   4,850  4,850
Missouri Hsg. Dev. Comm. Mtg. Rev. Bonds (Single Family
Homeownership Loan) Series D, 4.20%, tender 11/1/96
(FGIC Insured) (b)   6,800  6,800
Missouri Dev. Fin. Board Ind. Dev. Rev. (La Grange Foundry)
Series 1996, 3.72%, LOC Harris Trust & Savings Bank
Chicago, VRDN (b)   2,550  2,550
Univ. of Missouri BAN Series 1996-97, 4.75% 6/30/97   3,800  3,827
   28,927
MUNICIPAL SECURITIES (A) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 UNAUDITED (C) AMOUNT (NOTE 1)
NEVADA - 2.7%
Clark County Ind. Dev. Rev. (Nevada Pwr. Co. Proj.) VRDN (b):
 Series 1995 A, 3.70%, LOC Barclays Bank  $ 22,000 $ 22,000
 Series 1995 B, 3.60%, LOC Societe Generale   1,900  1,900
Clark County Poll. Cont. Rev. Bonds (Southern California Edison)
Series 1987 A (b):
  3.60%, tender 9/9/96   15,190  15,190
  3.70%, tender 9/9/96   4,400  4,400
  3.60%, tender 9/11/96   7,500  7,500
  3.65%, tender 9/13/96   2,600  2,600
Clark County School Dist. Participating VRDN (c):
 Series BTP-92, 3.55% (Liquidity Facility Bankers Trust Co.)   3,100  3,100
 Series SG-62, 3.70% (Liquidity Facility Societe Generale)    3,000  3,000
Nevada Director State Dept. Comm. Ind. Rev.
(Primex Corp.), 3.65%, LOC Bank One, VRDN (b)   2,865  2,865
Washoe County Gas Fac. Rev. Bonds (Sierra Pacific Pwr. Co.)
Series 1990, 3.95%, LOC Union Bank of Switzerland,
VRDN (b)   200  200
   62,755
NEW HAMPSHIRE - 1.6%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds
(New England Power Co.) Series 1990 A (b):
  3.70%, tender 10/11/96   1,500  1,500
  3.70%, tender 10/23/96   3,900  3,900
New Hampshire Higher Ed. & Health Facs. Rev.:
 Bonds (Dartmouth Education Loan Corp.) 3.75%, tender
 12/1/96 (b)   1,670  1,670
 (Alice Peck Day Lifecare Ctr./Harvest Hill) 3.55%, LOC
 Corestates Bank, VRDN   800  800
New Hampshire Hsg. Fin. Auth. Multi-Family Hsg. Rev., VRDN:
 Rfdg. (Nashua-Oxford Proj.) Series 1990, 3.80%
 (Continental Casualty Guaranteed)    1,100  1,100
 (Countryside Ltd. Partnership) 3.65%, LOC General Electric
 Capital Corp. (b)   1,500  1,500
 (Fairways Proj.) 3.60%, LOC General Electric Capital
 Corp. (b)   28,400  28,400
   38,870
NEW JERSEY - 0.5%
Clifton BAN 4.50% 6/26/97   1,500  1,507
Hudson County BAN 4.375% 10/10/96   11,000  11,004
   12,511
MUNICIPAL SECURITIES (A) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 UNAUDITED (C) AMOUNT (NOTE 1)
NEW MEXICO - 1.2%
Albuquerque Arpt. Sub. Lien Rev. Series 1996 A, 3.45%,
LOC Bayerische Landesbank Girozentrale, VRDN (b)  $ 10,000 $ 10,000
Dona Ana County Ind. Rev. (Karr Tool & Mfg.) Series 1996,
3.85%, LOC Firstar Bank Milwaukee N.A. (b)   1,900  1,900
Espanol Ind. Dev. Rev. (Nambee Mills Inc. Proj.) Series A,
3.55%, LOC Nat'l. City Bank, Indiana, VRDN (b)   4,000  4,000
New Mexico Edl. Assist. Fund Student Loan Rev. Bonds
5.10% 12/1/96   1,100  1,103
New Mexico Mtg. Fin. Auth. Single Family Mtg. Rev. Bonds
Series 1996 B, 3.25%, tender 2/28/97 (FGIC Insured) (b)   4,500  4,500
New Mexico Student Loan Rev. Participating VRDN,
Series PT-67, 3.70% (Liquidity Facility Credit Suisse) (b)(c)   5,520
5,520
Santa Fe Single Family Mtg. Rev. Bonds Series 1995 B,
4%, tender 11/1/96 (FGIC Insured)   2,500  2,500
   29,523
NORTH CAROLINA - 0.8%
Cleveland County Ind. Fac. & Poll. Cont. Fin. Auth. Solid
Waste Disp. (PPG Ind. Proj.) 3.65%, VRDN   3,300  3,300
Johnston County Ind. Facs. Poll. Cont. Rev. Fin. Auth. Ind.
Dev. Rev. (Kabivitrum Inc.Proj.) 3.55%, LOC Wachovia
Bank of NC, NA, VRDN   2,000  2,000
Mecklenberg County Ind. Facs. Poll. Cont. Fin. Auth.
(Stefano Foods) Series 1996, 3.70%, LOC NationsBank (b)   3,240  3,240
Piedmont Triad Arpt. Auth. Spl. Facs. Rev. (Triad Int'l.
Maintenance Corp. Proj.) Series 1989, 3.65%, LOC Mellon
Bank, VRDN (b)   9,900  9,900
   18,440
NORTH DAKOTA - 0.4%
North Dakota Hsg. Fin. Agcy. Home Mtg. Fin. Bonds (b):
Series 1996 C, 3.85% 4/3/97 (FGIC Guaranteed)   5,200  5,200
 Series 1996 D, 3.65% 10/3/96 (FGIC Guaranteed)   2,700  2,700
Oliver County Poll. Cont. Rev. Rfdg. (Square Butte Elec.) 3.60%
(AMBAC Insured) (BPA Bank of New York) VRDN (b)   1,700  1,700
   9,600
OHIO - 1.4%
Middletown Ind. Dev. Rev. (Pilot Chemical Proj.) 3.65%,
LOC Bank One, VRDN (b)   800  800
Ohio Air Dev. Auth. Air Quality Dev. Rev. (JMG Funding Ltd.
Partnership) VRDN (b):
 Series 1994-A, 3.50%, LOC Societe Generale   1,200  1,200
 Series 1994-B, 3.50%, LOC Societe Generale   11,000  11,000
MUNICIPAL SECURITIES (A) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 UNAUDITED (C) AMOUNT (NOTE 1)
OHIO - CONTINUED
Ohio Hsg. Fin. Agcy. Mtg. Rev. Bonds Series 96A-3, 3.40%,
tender 3/3/97 (AIG Guaranteed) (b)  $ 15,000 $ 15,000
Ohio Ind. Dev. Rev. (Masashi Nagai/Snair Co.) Series H,
3.65%, LOC Bank One, Columbus, VRDN   1,200  1,200
Oregon City BAN 4% 12/19/96   1,900  1,900
Summit County Ind. Dev. Rev. (Ganzhorn Properties Project)
3.65%, LOC Bank One, Akron, VRDN   1,090  1,090
Twinsburg Ind. Dev. Rev. (United Stationers, Inc. Proj.) 3.90%,
LOC PNC Bank, VRDN (b)   1,000  1,000
   33,190
OKLAHOMA - 1.5%
Oklahoma Dev. Fin. Auth. Rev. (Shawnee Fdg. Ltd. Partnership
Proj.) Series 1996, 3.65%, LOC Bank of Nova Scotia,
VRDN (b)   2,000  2,000
Oklahoma Ind. Auth. Ind. Rev. (Farley Candy) 3.80%,
LOC Toronto Dominion, VRDN (b)   6,000  6,000
Oklahoma Ind. Fin. Auth. Gen. Oblig. Ind. Fin. Rev. Bonds
Series L, 3.85%, tender 11/1/96, LOC Credit Locale
de France (b)   7,600  7,600
Southeastern Ind. Auth. Solid Waste Disp. Rev. (Weyerhaeuser
Co. Proj.) 3.60%, VRDN (b)   21,000  21,000
   36,600
OREGON - 1.1%
Lane County Sewer Disp. Rev. (Weyerhauser Co. Proj.)
3.65%, VRDN (b)   7,100  7,100
Oregon Econ. Dev. Dept. Solid Waste Disp. Rev.
(Weyerhaeuser Co. Proj.) Series CL, 3.65%, VRDN (b)   3,000  3,000
Port Umatilla Ltd. Oblig. Rev. (Hermiston Food Proj.)
Series 1989, 3.65%, LOC U.S. Nat'l. Bank of Oregon,
VRDN (b)   3,100  3,100
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling)
3.65%, LOC U.S. Nat'l. Bank of Oregon, VRDN (b)   3,150  3,150
Portland Spl. Oblig. Rev. (Portland Bulk Terminals LLC Proj.)
3.60%, LOC Canadian Imperial Bank of Commerce,
VRDN (b)   9,500  9,500
   25,850
PENNSYLVANIA - 5.6%
Alleghany County Ind. Dev. Auth. Ind. Dev. Rev. (Union Elec.
Steel Co. Proj.) Series 1996 B, 3.70%, LOC PNC Bank,
VRDN (b)   2,000  2,000
Butler County Ind. Dev. Rev. (JSM Acquisition Corp. Proj.)
Series 1989 A, 3.70%, LOC PNC Bank, VRDN (b)   1,300  1,300
MUNICIPAL SECURITIES (A) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 UNAUDITED (C) AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Carbon County Ind. Dev. Auth. Resource Recovery Rev. Bonds
(Panther Creek Proj.) (b):
  Series 1990 A, 3.70%, tender 11/14/96, LOC Nat'l.
  Westminster Bank  $ 2,000 $ 2,000
  Series 1992 A, 3.70%, tender 10/15/96, LOC Nat'l.
  Westminster Bank   10,000  10,000
Delaware Valley Reg'l. Fin. Auth. Local Gov't. Rev.
Series 1985 D, 3.50%, Midland Bank PLC, VRDN   9,400  9,400
Erie County Ind. Dev. Auth. Rev. (Carlisle Corp. Proj.)
Series 1993, 3.65%, LOC SunTrust Bank, VRDN (b)   1,500  1,500
Harrisburg Wtr. Rev. Auth. Participating VRDN,
Series BTP-193, 3.65% (Liquidity Facility
Bankers Trust Co.) (c)   4,200  4,200
Northumberland County Ind. Dev. Auth. Rev., VRDN (b):
 (Foster Wheeler Carmel Proj.):
  Series 1987 A, 3.65%, LOC Union Bank of Switzerland   11,700  11,700
  Series 1987 B, 3.65%, LOC Union Bank of Switzerland   3,200  3,200
 (Furman Farms Inc. Proj.) 3.95%, LOC Corestates Bank   2,085  2,085
Pennsylvania Econ. Dev. Fin. Auth. Rev., VRDN (b):
 (BPS Dev. Proj.) Series 1989 D-3, 3.70%, LOC PNC Bank   200  200
 (C & D Charter Pwr. Sys.) Series 1991 D-6, 3.70%,
 LOC PNC Bank   1,200  1,200
 (Corry Laser Technology Proj.) Series 1989 D-5, 3.70%,
 LOC PNC Bank   125  125
 (Johnstown Corp. Proj.) 3.70%, LOC PNC Bank   420  420
Pennsylvania Energy Dev. Auth. Rev. (B & W Edensburg Proj.)
Series 1986, 3.45%, LOC Swiss Bank Corp., VRDN (b)   4,750  4,750
Pennsylvania Higher Ed. Assistance Agcy. Student Loan Rev.,
VRDN (b):
  Series 1988 A, 3.55%, LOC SLMA   24,300  24,300
  Series 1988 B, 3.55%, LOC SLMA   2,700  2,700
  Series 1988 C, 3.55%, LOC SLMA   5,500  5,500
  Series 1994 A, 3.55%, LOC SLMA   9,600  9,600
  3.55%, LOC SLMA   7,000  7,000
Pennsylvania Inter-Governmental Coop. Auth. Participating
VRDN, Series SG-67, 3.60%, LOC Societe Generale (c)   7,630  7,630
Philadelphia School Dist. TRAN Series 1996-97, 4.50%
6/30/97   3,700  3,715
Philadelphia TRAN Series 1996-97, 4.50% 6/30/97   4,900  4,921
Schuylkill County Ind. Dev. Auth. Rev. (Pine Grove Landfill Inc.)
Series 1995, 4.05%, LOC Corestates Bank, VRDN (b)   800  800
Venango Ind. Dev. Auth. Resource Recovery Rev. Bonds
(Scrubgrass Proj.) (b):
  Series 1990 A, 3.60%, tender 9/5/96, LOC Nat'l.
  Westminster Bank   2,500  2,500
MUNICIPAL SECURITIES (A) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 UNAUDITED (C) AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Venango Ind. Dev. Auth. Resource Recovery Rev. Bonds
(Scrubgrass Proj.) (b): - continued
  Series 1990 B, 3.70%, tender 10/10/96, LOC Nat'l.
  Westminster Bank  $ 7,800 $ 7,800
  Series 1990 B, 3.70%, tender 12/17/96, LOC Nat'l.
  Westminster Bank   2,300  2,300
   132,846
RHODE ISLAND - 0.3%
Providence Pub. Parking Rev. (Washington Street Garage Proj.)
Series 1991, 3.55%, LOC Morgan Guaranty Trust Co.,
VRDN (b)   2,050  2,050
Rhode Island Hsg. & Mtg. Fin. Corp. Homeownership
Opportunities Bonds Series 19-D, 3.55%, tender
1/30/97 (b)   4,000  4,000
   6,050
SOUTH CAROLINA - 4.6%
Abbeville County Ind. Dev. Rev. (Springs Inds. Proj.) 3.60%, LOC
Wachovia Bank of SC, NA, VRDN (b)   4,000  4,000
Dorchester County Ind. Dev. Rev. (SYN Strand Inc.) Series 1994,
3.60%, LOC Wachovia Bank of NC, NA, VRDN (b)   6,650  6,650
Dorchester County TAN Series 1996, 4.28% 4/15/97   1,600  1,602
Marion County Ind. Dev. Rev. (New South Proj.) Series 1994,
3.75%, LOC NationsBank,VRDN (b)   3,710  3,710
South Carolina Cap. Impt. Participating VRDN, Series V,
3.60% (Liquidity Facility Automatic
Data Processing, Inc.) (c)   1,530  1,530
South Carolina Jobs Econ Dev. Auth. Rev., VRDN (b):
 (Alexander Mach Inc. Proj.) Series 1994, 3.75%,
 LOC NationsBank   2,500  2,500
 (Alfmeir Corp.) 3.60%, LOC Bayerische Landesbank   3,500  3,500
 (Drake Molding Corp. Proj.) Series 1995, 3.65%,
 LOC First of America Bank, Michigan   6,120  6,120
 (Foundry & Steel and Champion Tooling and Machining)
 Series 1996, 3.60%, LOC Wachovia Bank of SC, NA   4,000  4,000
 (Jackson Mills Inc. Proj.) Series 1994, 3.65%, LOC
 SunTrust Bank   4,000  4,000
 (Keys Printing Co.) 3.45%, LOC Wachovia Bank of SC, NA   4,000  4,000
 (Paxar Corp. Proj.) Series 1996, 3.60%, LOC Wachovia
 Bank of GA, NA    6,000  6,000
 (Peace Textile America Proj.) Series 1992,
 3.75%, LOC NationsBank   3,000  3,000
 (Titan Wheel Int'l. Proj.) Series 1995, 3.75%,
 LOC NationsBank   9,500  9,500
 (Wellman Inc. Proj.) Series 1992, 4.10%, LOC Wachovia
 Bank of GA, NA    9,500  9,500
MUNICIPAL SECURITIES (A) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 UNAUDITED (C) AMOUNT (NOTE 1)
SOUTH CAROLINA - CONTINUED
South Carolina Jobs Econ. Dev. Auth. Rev., VRDN (b): - continued
 (Wellman Inc. Proj.) 3.60%, LOC Wachovia Bank of
 GA, NA  $ 7,500 $ 7,500
South Carolina Port Auth. Jr. Lien, 3.65%, LOC Wachovia
Bank of SC, NA, VRDN (b)   20,700  20,700
South Carolina Pub. Svc. Auth. Tender Option Bonds
Series CR-183, 3.56%, (Liquidity Facility Citibank)
VRDN (b)(c)   4,100  4,100
Spartanburg County Ind. Dev. Rev. (Prym-Dritz Corp. Proj.)
3.60%, LOC Wachovia Bank of NC, NA VRDN (b)   3,700  3,700
Union County Ind. Dev. Auth. Rev. (Federal Paper Board
Proj.) 3.60%, LOC Wachovia Bank of NC, NA, VRDN (b)   4,000  4,000
   109,612
SOUTH DAKOTA - 1.5%
South Dakota Hsg. Dev. Auth. Hsg. Rev. Bonds
(Homeownership Mtg.) Series E, 4.05%, tender 10/24/96   16,000  16,000
South Dakota Hsg. Dev. Auth. Participating VRDN (b)(c):
 Series PA-119, 3.70% (Liquidity Facility Merrill
 Lynch & Co.)   11,400  11,400
 Series PT-85, 3.70% (Liquidity Facility Rabobank
 Nederland)   5,800  5,800
South Dakota School Dist. TAN Series 1996, 4.75% 7/28/97   3,400  3,424
   36,624
TENNESSEE - 4.2%
Claiborne County Ind. Dev. Rev. (Royal Sterilization System)
3.75%, LOC First Tennessee Bank, NA, VRDN (b)   2,500  2,500
Hamilton County Ind. Dev. Rev. Multi-Family Hsg.
(Waterford Place Apts. Proj.) Series1987, 4.15%, LOC
Marine Midland Bank, VRDN (b)   10,100  10,100
Jackson Ind. Dev. Board Rev. (Florida Steel Corp. Proj.)
Series 1995, 3.70%, LOC NationsBank, VRDN (b)   2,000  2,000
Memphis-Shelby County Arpt. Auth. 3.65% 12/16/96, LOC
Canadian Imperial Bank of Commerce, CP (b)   9,700  9,700
Morristown Ind. Dev. (Lakeway Container Inc. Proj.) Series 1993,
3.70%, LOC First Tennessee Bank, VRDN (b)   400  400
Sevier County Pub. Bldg. Auth. Impt. Rev. Series E-2, 3.55%
(AMBAC Insured) (BPA Kredietbank NV) VRDN (b)   4,350  4,350
Tennessee Hsg. Dev. Agcy. Rev. Bonds (b):
 Series 1996 1C, 3.25%, tender 2/6/97   38,000  38,001
 Series PT-59A, 3.75%, tender 9/12/96 (Liquidity Facility
 Credit Suisse) (d)(c)   11,425  11,425
MUNICIPAL SECURITIES (A) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 UNAUDITED (C) AMOUNT (NOTE 1)
TENNESSEE - CONTINUED
Tennessee Hsg. Dev. Agcy. Participating VRDN (b)(c):
 Series PT-25, 3.70%, (Liquidity Facility Credit Suisse)  $ 14,840 $ 14,840
 Series PT-59B, 3.70% (Liquidity Facility Credit Suisse)   3,950  3,950
Trenton Ind. Dev. Rev. (Dyersburg Fabrics Inc.) Series 1990,
3.65%, LOC SunTrust Bank, VRDN (b)   1,050  1,050
Willianson County Rev. (Telco, Inc.) Series 1996, 3.75%,
LOC NationsBank, VRDN (b)   1,500  1,500
   99,816
TEXAS - 14.8%
Bell County Ind. Dev. Corp. Ind. Dev. Rev. (Metal Sales
Manufacturing Corp.) 3.65%, LOC Star Bank, VRDN (b)   2,520  2,520
Bexar County Health Facs. Rev. (Army Retirement Reserves)
Series 85-B, 3.40%, LOC Rabobank Nederland, NV,
VRDN (b)   1,700  1,700
Brazos River Auth. Collateralized Poll. Cont. Rev. (Texas
Util. Elec. Co. Proj.) (b):
  Rfdg. Bonds:
   Series A, 3.80%, tender 9/26/96, LOC Canadian Imperial
   Bank of Commerce   1,000  1,000
   Series-B, 3.75%, tender 11/13/96, LOC Canadian Imperial
   Bank of Commerce   29,170  29,170
  Rfdg. Series 1995 C, 4%,
  LOC Swiss Bank, VRDN   4,700  4,700
Brazos River Harbor Navigation Dist. of Brazoria County Rev.
(Dow Chemical Proj.) (b):
  Bonds:
   Series 1988:
    3.65%, tender 9/12/96   3,170  3,170
    3.75%, tender 10/9/96   9,480  9,480
   Series 1992:
    3.65%, tender 9/11/96   3,850  3,850
    3.65%, tender 9/19/96   4,300  4,300
    3.75%, tender 10/9/96   4,000  4,000
  VRDN:
   Series 1992 A, 4%   3,100  3,100
   Series 1993, 4%   7,000  7,000
   Series 1996, 4%   6,200  6,200
Brownsville Ind. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.)
Series 1992, 3.65%, LOC SunTrust Bank, VRDN (b)   6,250  6,250
Cleburne Ind. Dev. Rev. (Southwestern Analytical Chemical
Proj.) 3.90%, LOC Nat'l. City Bank, VRDN (b)   2,475  2,475
Dallas-Fort Worth Reg'l. Arpt. Participating VRDN,
Series SGB-5, 3.60% (Liquidity Facility Societe Generale) (c)   2,000
2,000
MUNICIPAL SECURITIES (A) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 UNAUDITED (C) AMOUNT (NOTE 1)
TEXAS - CONTINUED
Denton County Ind. Dev. Rev. (Hydro Conduit Corp.) 3.80%,
LOC Union Bank of Switzerland, VRDN (b)  $ 7,200 $ 7,200
Denton Util. Sys. Participating VRDN,
Series SGA-32, 3.60% (Liquidity Facility Societe
Generale) (c)   6,000  6,000
Grand Prairie Ind. Dev. Auth. Rev. (Precision/API Ketema
Proj.) Series 1996, 3.85%, LOC Marine Midland Bank NA,
VRDN (b)   1,000  1,000
Greater East Texas Higher Ed. Auth. Student Loan Rev. (b):
 Series 1992 B, 3.60%, LOC SLMA, VRDN   1,000  1,000
 Bonds Series 1993 B:
  4.10%, tender 6/1/97, LOC SLMA   6,000  6,000
  3.25%, tender 2/1/97, LOC SLMA   24,000  24,000
Greater Texas Student Loan Rev. Rfdg. Bonds Series 1996 A,
3.35%, tender 3/1/97, LOC SLMA   30,000  30,000
Gulf Coast Ind. Dev. Auth. Solid Waste Disp. Rev.
(Citgo Petroleum) 4.15%, LOC Wachovia Bank
 of GA, NA, VRDN (b)   600  600
Gulf Coast Waste Disp. Auth. (Amoco Oil Co. Proj.) 3.95%,
VRDN (b)   1,100  1,100
Harris County Hsg. Fin. Corp. (Cypress Ridge Apt. Proj.)
Series 1996, 3.65%, LOC Bank One, Arizona, VRDN (b)   2,250  2,250
Houston Arpt. Sys. Corp. Rev. (Senior Lien) Series 1993 A,
3.60% 11/8/96, LOC Canadian Imperial Bank of Commerce,
LOC Commerzbank, CP (b)   6,700  6,700
Houston Participating VRDN, Series SGA-28, 3.60%
(Liquidity Facility Societe Generale) (c)   4,630  4,630
McKinney Ind. Dev. Corp. Ind. Dev. Rev. (Delta Daily
Food Inc. Proj.) Series 1994, 3.55%, LOC ABN-AMRO
Bank, VRDN (b)   8,500  8,500
Mineral Wells Ind. Dev. Rev. (Ameron Inter Corp.) 3.75%,
LOC Commerzbank, VRDN (b)   4,200  4,200
North Texas Higher Ed. Auth. Student Loan Rev., VRDN (b):
 Series 1990, 3.55%, LOC SLMA   4,600  4,600
 Series 1990, 3.55%, LOC SLMA   4,100  4,100
 Series 1991 C, 3.55% (AMBAC Insured) (BPA SLMA)   1,000  1,000
 Series 1991 F, 3.55% (AMBAC Insured) (BPA SLMA)   4,500  4,500
 Series 1993 A, 3.55%, LOC SLMA   7,100  7,100
Orange County Navagational & Port Auth. Rev. (Coastal
Films Inc.) 3.75%, LOC NationsBank, VRDN (b)   5,000  5,000
Panhandle-Plains Higher Ed. Auth. Student Loan Rev., VRDN (b):
 Series 1992 A, 3.45%, LOC SLMA   4,000  4,000
 Series 1993, 3.45%, LOC SLMA   4,000  4,000
San Antonio Elec. & Gas Sys., Series A, 3.65%
9/23/96, CP   3,500  3,500
San Antonio Hsg. Fin. Auth. Rev. (Mesa Ridge
Apts. Proj.) 3.50%, LOC Landesbank Hesseth-thuringen,
VRDN (b)   2,100  2,100
MUNICIPAL SECURITIES (A) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 UNAUDITED (C) AMOUNT (NOTE 1)
TEXAS - CONTINUED
San Marcos Ind. Dev. Corp. Ind. Dev. Rev. (Butler
Manufacturing Co.) Series 1995, 3.67%, LOC
NationsBank, VRDN (b)  $ 6,250 $ 6,250
South Texas Higher Ed. Auth. Student Loan Rev. Series 1995,
3.45%, LOC SLMA, VRDN (b)   2,300  2,300
Southeast Hsg. Fin. Corp. Participating VRDN Series 1991 C,
3.85%, (Liquidity Facility Bank One) (b)(c)   6,260  6,260
Sunbelt Ind. Dev. Corp. Rev. (Fort Dearborn Lithograph) 3.80%,
LOC NBD Bank, VRDN (b)   4,300  4,300
Texas A&M Univ. Participating VRDN,
Series SGA-21, 3.60% (Liquidity Facility Societe
Genrerale) (c)   1,600  1,600
Texas Gen. Oblig.:
 Rev. Rfdg. Bonds (Veteran's Hsg. Assist Prog. Fund II)
 Series 1995 E, 3.90% 11/6/96   11,000  11,000
 TRAN Series 1996, 4.75% 8/29/97   72,700  73,251
Texas Pub. Fin. Auth. Participating VRDN, Series 1996 CB-2,
3.67% (Liquidity Facility Chemical Bank) (b)(c)   3,000  3,000
Texas School Board TAN 4.75% 8/29/97 (FSA Insured)   2,300  2,318
Trinity River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co.
Proj.) Series 1996 A, 3.95% (AMBAC Insured) (BPA Bank
of New York) VRDN (b)   800  800
Waxahachie Ind. Dev. Auth. Rev. (Rock-Tenn Converting
Co. Proj.) Series 1986, 3.65%, LOC SunTrust Bank, VRDN (b) 3,145 3,145 West Side Calhoun County Naval Dist. Sewage Solid
Waste Disp. Rev. (BP Chemicals, Inc. Proj.) Series 1996,
4%, VRDN (b)   1,000  1,000
   349,219
UTAH - 2.0%
Salt Lake City Arpt. Rev., VRDN (b):
 Series 1996 A, 3.55%, LOC Union Bank of Switzerland   20,000  20,000
 Series A, 3.45% LOC Credit Suisse   13,300  13,300
 Salt Lake City TRAN:
 Series 1996, 4.50% 12/31/96   1,800  1,804
 Series 1996, 4.50% 6/30/97   3,900  3,916
Timpanogos Spl. Svc. Dist. Participating VRDN, Series SG-83,
3.70% (Liquidity Facility Societe Generale) (c)   1,350  1,350
Utah Hsg. Fin. Agcy. Single-Family Mtg. Participating
VRDN (b)(c):
  Series PT-84A, 3.70% (Liquidity Facility Rabobank
  Nederland, NV)   4,540  4,540
  Series PT-84B, 3.70% (Liquidity Facility Rabobank
  Nederland, NV)   2,445  2,445
   47,355
MUNICIPAL SECURITIES (A) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 UNAUDITED (C) AMOUNT (NOTE 1)
VERMONT - 0.3%
Vermont Hsg. Fin. Agcy. Participating VRDN, Series P-64,
3.70% (Liquidity Facility Bayerische Hypotheken)
(AMBAC Insured) (b)(c)  $ 6,535 $ 6,535
VIRGINIA - 4.8%
Amelia County Facs. Rev. (Chambers Waste Sys. Proj.) 3.80%,
LOC Morgan Guaranty Trust Co., VRDN (b)   4,400  4,400
Bedford County Ind. Dev. Auth. (Nekoosa Packaging Corp.
Proj.) Series 1996, 3.65%, LOC Canadian Imperial Bank of
Commerce, VRDN (b)   5,000  5,000
Botetourt County Ind. Dev. Auth. (VA Forge Co. Proj.) Series 1996,
3.60%, LOC Harris Trust & Savings Bank Chicago, VRDN (b)  800  800
Campbell County Ind. Dev. Auth. Facs. Rev. (Hadson Pwr. 1
2-Altavista Proj.) Series 1990 A, 4.10%, LOC Barclays Bank,
VRDN (b)   2,600  2,600
Frederick County Ind. Dev. Auth. Rev. (Nat'l. Wildlife
Federation Proj.) Series 1996, 3.70%, LOC NationsBank,
VRDN (b)   4,190  4,190
Greensville County Ind. Dev. Auth. (Beach Mold & Tool
Virginia, Inc. Proj.) VRDN (b):
  Series 1996 A, 3.70%, LOC Nat'l. City Bank Kentucky   3,000  3,000
  Series 1996 B, 3.70%, LOC Nat'l. City Bank Kentucky   3,000  3,000
Halifax County Ind. Dev. Auth. Poll. Cont. Rev. Bonds:
(Virginia Elec. Pwr. Co.) Series 1992 (b):
  3.70%, tender 10/8/96   13,100  13,100
  3.85%, tender 11/13/96   20,000  20,000
Hampton Redev. & Hsg. Auth. Multi-Family Hsg. Rev.
(Avalon Pointe Proj.) Series 1996, 3.50% (FNMA Guaranteed)
VRDN (b)   1,200  1,200
Mecklenburg County Ind. Auth. Rev. (American Bldgs. Co.
Proj.) 3.75%, LOC LaSalle Nat'l. Bank, VRDN (b)   7,200  7,200
Smyth County Ind. Dev. Auth. Ind. Dev. Rev. (Summit Dimension
Products Proj.) Series 1995, 3.60%,
LOC Wachovia Bank of NC, NA, VRDN (b)   5,000  5,000
Southampton County Ind. Dev. Auth. Ind. Rev.
(Hadson Pwr. 11 - Southampton Proj.) series 1990 A,
4.10%, LOC Credit Suisse, VRDN (b)   4,500  4,500
Virginia Beach Dev. Auth. Rfdg. Rev. (Ocean Ranch Motel
Corp. Proj.) Series 1993, 3.70%, LOC NationsBank, VRDN   2,000  2,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Bonds
Series 1996 B:
  3.70%, tender 10/24/96   17,400  17,400
  3.75%, tender 12/5/96   18,500  18,500
Virginia Hsg. Dev. Auth. Hsg. Rev. (AHC Svc. Corp.)
Series 1987 A, 3.55%, LOC Mitsubishi Bank Ltd., VRDN   700  700
   112,590
MUNICIPAL SECURITIES (A) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 UNAUDITED (C) AMOUNT (NOTE 1)
WASHINGTON - 3.5%
Grays Harbor Ind. Dev. Corp. Solid Waste Disp. Rev.
(Weyerhaeuser Co. Proj.) 3.65%, VRDN (b)  $ 9,650 $ 9,650
King County Ltd. Tax Gen. Oblig. Participating VRDN,
Series SGA-19, 3.60% (Liquidity Facility Societe Generale) (c)  5,060
5,060
Klickitat County Pub. Corp. Ind. Dev. Rev. (Rabanco Landfill
Proj.) Series 1990, 3.80%, LOC Bank of America, VRDN (b) 10,700 10,700 Pierce County Econ. Dev. Corp. Rev. (Pacifix LLC Proj.) 3.75%,
LOC Wells Fargo Bank, VRDN (b)   1,600  1,600
Port Bellingham Ind. Dev. Rev. (Sauder Woodcraft Corp.)
3.80%, LOC Bank of America, VRDN (b)   3,880  3,880
Port Longview Ind. Dev. Corp. Solid Waste Disp. Rev.
(Weyerhaeuser Co. Proj.) Series 1993, 3.60%, VRDN   22,400  22,400
Port of Grays Harbor Solid Waste Fac. Rev. (Pacific Veneer,
Weyerhaeuser Co.) Series 1993, 3.65%, VRDN (b)   1,500  1,500
Washington Gen. Oblig. Participating VRDN (c):
 Series BTP-195, 3.55% (Liquidity Facility Bankers Trust Co.)   1,400
1,400
 Series SGA-35, 3.60% (Liquidity Facility Societe Generale)   5,490  5,490
 Series SGB-9, 3.60% (Liquidity Facility Societe Generale)   5,000  5,000
 Series SGB-11, 3.60% (Liquidity Facility Societe Generale)   3,595  3,595
Washington Hsg. Fin. Participating VRDN, Series PT-86,
3.70% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)   1,300  1,300
Washington Pub. Pwr. Supply Sys. Participating VRDN,
Series BT-61, 3.70% (Liquidity Facility Automatic Data
Processing, Inc.) (c)   1,500  1,500
Washington Student Loan Fin. Assoc. Rev., VRDN (b):
 Series 1987 B, 3.75%, LOC Sanwa Bank of California,
 Sanwa Bank Ltd.   4,300  4,300
 Series 1988 A, 3.45%, LOC Nat'l. Westminster Bank   4,600  4,600
   81,975
WEST VIRGINIA - 2.8%
Grant County Poll. Cont. Rev. Bonds (Vepco Proj.) Series 1986,
3.75%, tender 10/9/96 (b)   7,400  7,400
Marion County Solid Waste Disp. Rev. (Grant Town
Cogeneration Proj.) VRDN (b):
 Series 1990 A, 3.60%, LOC Nat'l. Westminster Bank   8,700  8,700
 Series 1990 B, 3.55%, LOC Nat'l. Westminster Bank   8,100  8,100
 Series 1990 C, 3.55%, LOC Nat'l. Westminster Bank   19,900  19,900
 Series 1990 D, 3.55%, LOC Nat'l. Westminster Bank   9,400  9,400
MUNICIPAL SECURITIES (A) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 UNAUDITED (C) AMOUNT (NOTE 1)
WEST VIRGINIA - CONTINUED
West Virginia Pub. Energy Auth. Energy Rev. Bonds
(Morgantown Energy Assoc.) (b):
  3.60%, tender 9/10/96, LOC Swiss Bank  $ 5,000 $ 5,000
  3.70%, tender 10/10/96, LOC Swiss Bank   4,000  4,000
Wood County Ind. Dev. Rev. (AGA Gas Inc. Proj.)
Series 1988, 3.70%, LOC Svenska Handelsbanken,
VRDN (b)   4,800  4,800
   67,300
WISCONSIN - 2.4%
Ashwaubenon Ind. Dev. Rev. (Tufco Proj.) Series 1992, 3.65%,
LOC Bank One, VRDN (b)   1,750  1,750
Butler Ind. Dev. Rev. (Western States Envelope Co.) Series 1996,
3.85%, LOC Firstar Bank Milwaukee N.A., VRDN (b)   3,500  3,500
City of Eau Claire Solid Waste Disp. Rev. (Pope & Talbot Proj.)
Series 1994, 3.60%, LOC Wachovia Bank
 of GA, NA, VRDN (b)   4,000  4,000
Hartford Comm. Dev. Auth. Ind. Dev. Rev. Bonds (TNT/Larpen
Supply Proj.) 3.65%, LOC Bank One (b)   2,500  2,500
Jefferson Ind. Dev. Rev. Bonds (Generac Corp. Proj.)
Series 1994, 3.80%, LOC NBD Bank, VRDN (b)   7,200  7,200
Kenosha Unified School Dist. TRAN 4.50% 9/6/96   6,500  6,500
Prentice Ind. Dev. Rev. (Blount Proj.) Series 1994, 3.75%,
LOC NationsBank, VRDN (b)   1,200  1,200
Raymond Ind. Dev. Rev. (Richard S Werner, Inc. Proj.)
Series 1996, 3.65%, LOC Bank One, Milwaukee, VRDN (b)   2,500  2,500
Rhinelander Ind. Dev. Rev. (Red Arrow Prod. Co., Inc.)
Series 1994, 3.65%, LOC Bank One, VRDN (b)   6,650  6,650
Sturgeon Ind. Dev. Rev. (Marine Travelift Proj.) Series 1996,
3.90%, LOC Firstar Bank Milwaukee NA, VRDN (b)   1,100  1,100
Village of Pleasant Prairie Ind. Dev. Rev. (Muskie Enterprises
Inc. Proj.) Series 1995, 3.60%, LOC Harris Trust & Savings
Bank, VRDN (b)   3,800  3,800
Wisconsin Gen. Oblig. Participating VRDN, Series 944904,
3.71% (Liquidity Facility Citibank) (b)(c)   9,000  9,000
Wisconsin TRAN Series 1996, 4.50% 6/16/97   7,300  7,336
   57,036
MULTIPLE STATES - 1.6%
Clipper Participating VRDN, Series 1995 1, 3.66%, (Liquidity
Facility State Street Bank & Trust) (b)(c)   33,570  33,570
Stephens Equity Trust #3 Participating VRDN, Series 1996,
3.71%, LOC Bayerische Hypotheken (c)   5,000  5,000
   38,570
TOTAL INVESTMENTS - 100%  $ 2,369,140
Total Cost for Income Tax Purposes  $ 2,369,140
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
1.The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2.Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3.Provides evidence of ownership in one or more underlying municipal bonds. 4.Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Tennessee Hsg. Dev. Agcy.
Rev. Bonds Series PT-59A,
3.75%, tender 9/12/96
(Liquidity Facility
Credit Suisse)  6/1/95 $ 11,425,000
INCOME TAX INFORMATION
At August 31, 1996, the fund had a capital loss carryforward of approximately $198,900 of which $900, $700, $45,800, $26,500 and $125,000 will expire on August 31, 1999, 2001, 2002, 2003 and 2004, respectively. FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
(EXCEPT PER-SHARE AMOUNT) AUGUST 31, 1996

ASSETS

Investment in securities, at value -                               $ 2,369,140
See accompanying schedule

Cash                                                                9,756

Interest receivable                                                 13,769

 TOTAL ASSETS                                                       2,392,665

LIABILITIES

Payable for investments purchased                       $ 11,876

Distributions payable                                    191

Accrued management fee                                   791

 TOTAL LIABILITIES                                                  12,858

NET ASSETS                                                         $ 2,379,807

Net Assets consist of:

Paid in capital                                                    $ 2,380,003

Accumulated net realized gain (loss) on investments                 (196)

NET ASSETS, for 2,380,003 shares outstanding                       $ 2,379,807

NET ASSET VALUE, offering price and redemption price                $1.00
per share ($2,379,807 (divided by) 2,380,003 shares)

STATEMENT OF OPERATIONS
 YEAR ENDED AUGUST 31, 1996

INTEREST INCOME                                                    $ 85,604

EXPENSES

Management fee                                          $ 11,391

Non-interested trustees' compensation                    10

 Total expenses before reductions                        11,401

 Expense reductions                                      (2,478)    8,923

NET INTEREST INCOME                                                 76,681

NET REALIZED GAIN (LOSS) ON INVESTMENTS                             (125)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 76,556

STATEMENT OF CHANGES IN NET ASSETS

                                                           YEAR ENDED     YEAR ENDED
                                                           AUGUST  31,    AUGUST  31,
                                                           1996           1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                 $ 76,681       $ 78,723
Net interest income

 Net realized gain (loss)                                   (125)          (26)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            76,556         78,697
FROM OPERATIONS

Distributions to shareholders from net interest income      (76,681)       (78,723)

Share transactions at net asset value of $1.00 per share    3,024,077      3,154,447
Proceeds from sales of shares

 Reinvestment of distributions from net interest income     73,982         75,335

 Cost of shares redeemed                                    (2,924,257)    (3,311,498)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES           173,802        (81,716)
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   173,677        (81,742)

NET ASSETS

 Beginning of period                                        2,206,130      2,287,872

 End of period                                             $ 2,379,807    $ 2,206,130


FINANCIAL HIGHLIGHTS

                               YEARS ENDED AUGUST 31,

                               1996                     1995      1994      1993      1992

SELECTED PER-SHARE DATA

Net asset value,               $ 1.000                  $ 1.000   $ 1.000   $ 1.000   $ 1.000
beginning of period

Income from                     .034                     .035      .025      .026      .038
Investment
Operations
Net interest income

Less Distributions              (.034)                   (.035)    (.025)    (.026)    (.038)
From net interest
income

Net asset value, end           $ 1.000                  $ 1.000   $ 1.000   $ 1.000   $ 1.000
of period

TOTAL RETURN D                  3.41%                    3.59%     2.50%     2.66%     3.91%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 2,380                  $ 2,206   $ 2,288   $ 1,696   $ 1,303
period (in millions)

Ratio of expenses to            .39% B                   .40% B    .33% B    .27% B    .20% B
average net assets

Ratio of net interest           3.36%                    3.53%     2.48%     2.61%     3.67%
income to average
 net assets


A TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS)
NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1996


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Municipal Money Fund (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. Accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $11,425,000 or
 .5% of net assets.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) pays all
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $30,000 for the period.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
4. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .40% of average net assets. For the period, the reimbursement reduced expenses by $2,280,000.
FMR also agreed to reimburse additional operating expenses of the fund. For the period, this reimbursement reduced expenses by $151,000.
In addition, FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby certain interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's expenses were reduced by $47,000 under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Shareholders of
Fidelity Union Street Trust II:
Spartan Municipal Money Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Union Street Trust II: Spartan Municipal Money Fund, including the schedule of portfolio investments, as of August 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Union Street Trust II: Spartan Municipal Money Fund as of August 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
Dallas, Texas
September 27, 1996
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN). The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)MUTUAL FUND QUOTES*
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Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
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2.
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requested Fidelity fund quotes.
3.
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Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
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representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
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BALANCES 1-800-544-7544
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PRESS
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1.
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(purchases, redemptions, and
dividends).
2.
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3.
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representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Sarah H. Zenoble, Vice President
Scott Orr, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant
Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
  and
UMB Bank, n.a.
Kansas City, MO
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FIDELITY'S MUNICIPAL
MONEY MARKET FUNDS
California Municipal Money Market
Connecticut Municipal Money Market
Massachusetts Municipal Money Market
Michigan Municipal Money Market
Municipal Money Market
New Jersey Municipal Money Market
New York Municipal Money Market
Ohio Municipal Money Market
Spartan Arizona Municipal Money Market
Spartan California Municipal
Money Market
Spartan Connecticut Municipal
Money Market
Spartan Florida Municipal Money Market
Spartan Massachusetts Municipal
Money Market
Spartan Municipal Money Fund
Spartan New Jersey Municipal
Money Market
Spartan New York Municipal
Money Market
Spartan Pennsylvania Municipal
Money Market
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions 1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE